CIGNA
CORPORATE VARIABLE
UNIVERSAL LIFE
& UNIVERSAL LIFE II

Annual Report

                                   [GRAPHIC]

                                                             December 31, 2004
                                                             Corporate Insurance

[LOGO] Cigna

TABLE OF CONTENTS

Senior Vice President's Letter
Report of Independent Accountants
CG Corporate Insurance Variable Life Separate Account 02 Financial Statements

Fund Reports

   The Alger American Fund Annual Report
   Alger American Growth Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Cap Portfolio

   CIGNA Variable Products Group Annual Report
   TimesSquare VP Core Plus Bond Fund
   TimesSquare VP Money Market Fund
   TimesSquare VP S&P 500 Index Fund

   Fidelity Variable Insurance Products Fund Annual Report
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP II Investment Grade Bond Portfolio

   Franklin Templeton Variable Products Series Fund Annual Report
   Templeton Foreign Securities Fund - Class 1

   Goldman Sachs Variable Insurance Trust Annual Report
   Goldman Sachs MidCap Value Fund

   Janus Aspen Series Trust Annual Report
   Janus Aspen Series Balanced Portfolio
   Janus Aspen Series Worldwide Growth Portfolio

   MFS(R) Variable Insurance Trust Annual Report
   MFS Emerging Growth Series
   MFS Total Return Series

   PIMCO Advisors VIT Annual Report
   OpCap Equity Portfolio
   OpCap Small Cap Portfolio
   OpCap Managed Portfolio

   PIMCO Variable Insurance Trust Annual Report
   PIMCO High Yield Portfolio

   Scudder Investments VIT Funds Trust Annual Report
   Scudder VIT EAFE (R) Equity Index Fund
   Scudder VIT Small Cap Index Fund

   Vanguard (R) Variable Insurance Fund Annual Report
   Vanguard Small Company Growth Portfolio

                                                                          [LOGO]
Dear CIGNA Client:

It is a pleasure to provide you with this Annual Report on the performance of your Corporate Variable Life Insurance product for the period ending December 31, 2004.

The report includes financial data for each of the portfolio options available under your product. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The product is no longer being offered for new sales, but as an existing client you will continue to benefit from the dedication and extensive servicing capabilities of the CIGNA Corporate Variable Life Insurance Team. We will not distribute updates to the insurance product prospectus, but we will distribute the underlying fund prospectuses and reports, and upon request will provide financial statements for Connecticut General Life Insurance Company and the separate account.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to contact Lauren Willerton, the Director of Administration for CIGNA's Corporate Insurance Department at 860-757-7120. Lauren is available Monday through Friday, 8 am to 5 pm.

Sincerely,


/s/ Ian Glew
----------------------
Ian Glew
Senior Vice President

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------

                                                      PricewaterhouseCoopers LLP
                                                      l00 Pearl St.
                                                      Hartford CT 06103-3598
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02 (hereafter referred to as the "Account") at December 31, 2004, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with custodians, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
------------------------------
Hartford, Connecticut
February 18, 2005

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2004

                                                    Alger American Portfolio Sub-Accounts
                                                   ---------------------------------------
                                                                  MidCap         Small
                                                     Growth       Growth    Capitalization
                                                   ----------   ---------   --------------
Assets:
Investment in variable insurance
   funds at fair value                             $1,960,510   $ 549,683      $ 167,729
Receivable from Connecticut
General Life Insurance Company                             --          --             --
                                                   ----------   ---------      ---------
   Total net assets                                $1,960,510   $ 549,683      $ 167,729
                                                   ----------   ---------      ---------

Accumulation units outstanding -
   Contracts sold before May 1, 1998 (RVUL 01)         17,720      18,227         12,768

Net asset value per accumulation unit              $ 15.58370   $21.74951      $12.22192

Accumulation units outstanding -
   Contracts sold after April 30, 1998 (RVUL 02)      182,848       9,882          1,272

Net asset value per accumulation unit              $  9.21184   $15.50851      $ 9.18202

                                                   ----------   ---------      ---------
Accumulation net assets                            $1,960,510   $ 549,683      $ 167,729
                                                   ==========   =========      =========

                                                                 CIGNA Variable               Fidelity Variable Insurance
                                                                  Products Group                      Products Fund
                                                                  Sub-Accounts                        Sub-Accounts
                                                   ----------------------------------------   ---------------------------
                                                   TimesSquare
                                                    Core Plus     TimesSquare   TimesSquare      Equity-       High
                                                      Bond       Money Market     S&P 500         Income      Income
                                                   -----------   ------------   -----------     ----------   ---------
Assets:
Investment in variable insurance
   funds at fair value                              $8,759,238    $5,306,178    $34,154,607     $3,181,340   $ 107,340
Receivable from Connecticut
General Life Insurance Company                              --            --             --             --          --
                                                    ----------    ----------    -----------     ----------   ---------
   Total net assets                                 $8,759,238    $5,306,178    $34,154,607     $3,181,340   $ 107,340
                                                    ----------    ----------    -----------     ----------   ---------

Accumulation units outstanding -
   Contracts sold before May 1, 1998 (RVUL 01)          46,614       330,664      1,477,339         50,715       4,731

Net asset value per accumulation unit               $ 13.60118    $ 12.20842    $  15.34189     $ 16.41886   $11.02772

Accumulation units outstanding -
   Contracts sold after April 30, 1998 (RVUL 02)       580,295       108,703      1,014,439        181,164       5,482

Net asset value per accumulation unit               $ 14.00190    $ 11.67671    $  11.32590     $ 12.96426   $10.06352

                                                    ----------    ----------    -----------     ----------   ---------
Accumulation net assets                             $8,759,238    $5,306,178    $34,154,607     $3,181,340   $ 107,340
                                                    ==========    ==========    ===========     ==========   =========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2004

                                                   Fidelity Variable
                                                       Insurance
                                                    Products Fund ll                     Janus Aspen Series
                                                       Sub-Account     Goldman Sachs        Sub-Accounts
                                                   -----------------   -------------   ----------------------
                                                       Investment          MidCap
                                                       Grade Bond          Value        Balanced    Worldwide
                                                    ----------------   -------------   ---------   ----------
Assets:
Investment in variable insurance funds at
   fair value                                          $3,373,345        $1,067,542    $ 120,693   $1,587,153
Receivable from Connecticut
General Life Insurance Company                                 --                --           --           --
                                                       ----------        ----------    ---------   ----------
   Total net assets                                    $3,373,345        $1,067,542    $ 120,693   $1,587,153
                                                       ----------        ----------    ---------   ----------

Accumulation units outstanding -
   Contracts sold before May 1, 1998 (RVUL 01)            210,948             2,083        4,061       74,259

Net asset value per accumulation unit                  $ 15.99136        $ 16.56792    $10.30562   $ 14.30024

Accumulation units outstanding -
   Contracts sold after April 30, 1998 (RVUL 02)               --            67,288        7,755       53,938

Net asset value per accumulation unit                  $       --        $ 15.35238    $10.16656   $  9.73768

                                                       ----------        ----------    ---------   ----------
Accumulation net assets                                $3,373,345        $1,067,542    $ 120,693   $1,587,153
                                                       ==========        ==========    =========   ==========

                                                                               Neuberger
                                                   MFS Series Sub-Accounts      Berman      OCC Accumulation Trust - Sub-Accounts
                                                   -----------------------   ------------   -------------------------------------
                                                    Emerging      Total                                                 Small
                                                      Growth      Return     AMT Partners       Equity     Managed       Cap
                                                    ---------   ---------    ------------     ---------   ---------   ----------
Assets:
Investment in variable insurance funds at
   fair value                                       $ 497,763   $ 459,045        $--          $  17,015   $  46,267   $1,355,173
Receivable from Connecticut
General Life Insurance Company                             --          --         --                 --          --           --
                                                    ---------   ---------        ---          ---------   ---------   ----------
   Total net assets                                 $ 497,763   $ 459,045        $--          $  17,015   $  46,267   $1,355,173
                                                    ---------   ---------        ---          ---------   ---------   ----------

Accumulation units outstanding -
   Contracts sold before May 1, 1998 (RVUL 01)         23,685       5,826          0              1,155       3,059       63,365

Net asset value per accumulation unit               $13.49021   $17.79233        $--          $14.73202   $14.44735   $ 20.65784

Accumulation units outstanding -
   Contracts sold after April 30, 1998 (RVUL 02)       20,626      26,149         --                 --         170        2,306

Net asset value per accumulation unit               $ 8.64189   $13.59084        $--                      $12.19187   $ 20.03007

                                                    ---------   ---------        ---          ---------   ---------   ----------
Accumulation net assets                             $ 497,763   $ 459,045        $--          $  17,015   $  46,267   $1,355,173
                                                    =========   =========        ===          =========   =========   ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2004

                                                                                                   Templeton
                                                                                                    Variable
                                                                                                 Products Series
                                                    PIMCO          Scudder VIT - Sub-Accounts   Fund Sub-Account     Vanguard Group
                                             -------------------   --------------------------   ----------------   -----------------
                                             Variable Investment
                                                  High Yield           EAFE(R)       Small        International    VIF Small Company
                                                    Fund            Equity Index      Cap         Fund-Class l       Growth Fund
                                             -------------------    ------------   ---------    ----------------   -----------------
Assets:
Investment in variable insurance
   funds at fair value                            $1,709,150          $ 26,374     $ 676,965       $2,598,778         $ 1,535,117
Receivable from Connecticut
   General Life Insurance Company                         --                --            --               --                  --
                                                  ----------          --------     ---------       ----------        ------------
      Total net assets                            $1,709,150          $ 26,374     $ 676,965       $2,598,778         $ 1,535,117
                                                  ----------          --------     ---------       ----------        ------------

Accumulation units outstanding - Contracts
   sold before May 1, 1998 (RVUL 01)                   2,528             2,543         4,751           70,055              34,487

Net asset value per accumulation unit             $ 13.92606          $9.59983     $16.16443       $ 14.64187          $ 15.58946

Accumulation units outstanding - Contracts
   sold after April 30, 1998 (RVUL 02)               114,960               235        39,205          130,086              63,547

Net asset value per accumulation unit             $ 14.56111          $8.34594     $15.30846       $ 12.09232          $ 15.69678
                                                  ----------          --------     ---------       ----------        ------------
Accumulation net assets                           $1,709,150          $ 26,374     $ 676,965       $2,598,778         $ 1,535,117
                                                  ==========          ========     =========       ==========        ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2004

                                                           Alger American Portfolio Sub-Accounts
                                                          --------------------------------------
                                                                        MidCap         Small
                                                            Growth      Growth    Capitalization
                                                          ---------   ---------   --------------
Investment income:
Dividends                                                 $    --     $    --       $    --

Expenses:
Mortality and expense risk-                                  19,407       3,865         3,215
Admin Charges                                                 3,327         505           381
                                                          ---------   ---------     ---------
   Net investment gain (loss)                               (22,734)     (4,370)       (3,596)
                                                          ---------   ---------     ---------

Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors               --          --            --
Net realized gain (loss) on share transactions             (202,926)    (38,795)     (293,716)
                                                          ---------   ---------     ---------
   Net realized gain (loss)                                (202,926)    (38,795)     (293,716)
Change in net unrealized gain (loss)                        359,093     102,293       352,039
                                                          ---------   ---------     ---------
   Net realized and unrealized
      gain (loss) on investments                            156,167      63,498        58,323
                                                          ---------   ---------     ---------
Net increase (decrease) in net assets
   from operations                                        $ 133,433   $  59,128     $  54,727
                                                          =========   =========     =========

                                                                          CIGNA Variable
                                                                          Products Group
                                                                           Sub-Accounts
                                                             ----------------------------------------
                                                             TimesSquare
                                                              Core Plus     TimesSquare   TimesSquare
                                                                 Bond      Money Market     S&P 500
                                                             -----------   ------------   -----------
Investment income:
Dividends                                                     $353,980       $50,360      $   562,884

Expenses:
Mortality and expense risk-                                     58,834        40,601          260,907
Admin  Charges                                                   9,297         5,128           34,100
                                                              --------       -------      -----------
   Net investment gain (loss)                                  285,849         4,631          267,877
                                                              --------       -------      -----------

Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors                  --            --               --
Net realized gain (loss) on share transactions                 (94,413)           --        4,379,652
                                                              --------       -------      -----------
   Net realized gain (loss)                                    (94,413)           --        4,379,652
Change in net unrealized gain (loss)                             1,876            (4)      (1,588,796)
                                                              --------       -------      -----------
   Net realized and unrealized
      gain (loss) on investments                               (92,537)           (4)       2,790,856
                                                              --------       -------      -----------
Net increase (decrease) in net assets
   from operations                                            $193,312       $ 4,627      $ 3,058,733
                                                              ========       =======      ===========

                                                                                        Fidelity Variable
                                                           Fidelity Variable Insurance      Insurance
                                                               Sub-Accounts                Sub-Account
                                                          ---------------------------   -----------------
                                                               Equity-      High            Investment
                                                               Income      Income           Grade Bond
                                                             ---------------------      -----------------
Investment income:
Dividends                                                    $  104,978   $ 10,065          $ 143,678

Expenses:
Mortality and expense risk-                                      27,914        748             29,356
Admin Charges                                                     4,489        107              3,461
                                                             ----------   --------          ---------
   Net investment gain (loss)                                    72,575      9,210            110,861
                                                             ----------   --------          ---------

Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors                   --         --                 --
Net realized gain (loss) on share transactions                1,287,642    (12,507)           107,677
                                                             ----------   --------          ---------
   Net realized gain (loss)                                   1,287,642    (12,507)           107,677
Change in net unrealized gain (loss)                           (933,396)    12,175           (100,775)
                                                             ----------   --------          ---------
   Net realized and unrealized
      gain (loss) on investments                                354,246       (332)             6,902
                                                             ----------   --------          ---------
Net increase (decrease) in net assets
   from operations                                           $  426,821   $  8,878          $ 117,763
                                                             ==========   ========          =========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2004

                                                                        Janus Aspen Series
                                                     Goldman Sachs         Sub-Accounts         MFS Series Sub-Accounts
                                                     -------------   ------------------------   -----------------------
                                                         MidCap                                   Emerging     Total
                                                         Value         Balanced     Worldwide      Growth      Return
                                                     -------------   -----------   ----------     --------   ---------
Investment income:
Dividends                                              $   5,885        $2,965        $18,325     $     --    $ 4,739

Expenses:
Mortality and expense risk-                                8,678         1,108         15,336        3,739      2,362
Admin Charges                                              1,536           165          1,990          517        394
                                                       ---------        ------        -------     --------    -------
   Net investment gain (loss)                             (4,329)        1,692            999       (4,256)     1,983
                                                       ---------        ------        -------     --------    -------

Net realized and unrealized gain
   (loss) on investments:
Capital gain distributions from portfolio sponsors            --            --             --           --         --
Net realized gain (loss) on share transactions           660,659         3,768         27,529      (19,480)     7,705
                                                       ---------        ------        -------     --------    -------
   Net realized gain (loss)                              660,659         3,768         27,529      (19,480)     7,705
Change in net unrealized gain (loss)                    (324,858)        4,182         44,813       86,336     34,789
                                                       ---------        ------        -------     --------    -------
   Net realized and unrealized
      gain (loss) on investments                         335,801         7,950         72,342       66,856     42,494
                                                       ---------        ------        -------     --------    -------
Net increase (decrease) in net assets
   from operations                                     $ 331,472        $9,642        $73,341     $ 62,600    $44,477
                                                       =========        ======        =======     ========    =======

                                                       Neuberger
                                                        Berman      OCC Accumulation Trust - Sub-Accounts          PIMCO
                                                     ------------   -------------------------------------   -------------------
                                                                                                            Variable Investment
                                                                                              Small              High Yield
                                                     AMT Partners        Equity   Managed      Cap                  Fund
                                                     ------------        ------   -------   --------        -------------------
Investment income:
Dividends                                                $--             $  167    $  637   $    614            $   237,233

Expenses:
Mortality and expense risk-                               --                139       367     11,108                 20,097
Admin Charges                                             --                 16        44      1,329                  3,565
                                                         ---             ------    ------   --------            -----------
   Net investment gain (loss)                             --                 12       226    (11,823)               213,571
                                                         ---             ------    ------   --------            -----------

Net realized and unrealized gain
   (loss) on investments:
Capital gain distributions from portfolio sponsors        --                 --        --         --                     --
Net realized gain (loss) on share transactions            --               (240)       25     34,696              1,082,842
                                                         ---             ------    ------   --------            -----------
   Net realized gain (loss)                               --               (240)       25     34,696              1,082,842
Change in net unrealized gain (loss)                      --              1,912     3,859    196,476             (1,093,527)
                                                         ---             ------    ------   --------            -----------
   Net realized and unrealized
      gain (loss) on investments                          --              1,672     3,884    231,172                (10,685)
                                                         ---             ------    ------   --------            -----------
Net increase (decrease) in net assets
   from operations                                       $--             $1,684    $4,110   $219,349            $   202,886
                                                         ===             ======    ======   ========            ===========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2004

                                                                                       Templeton
                                                                                       Variable
                                                                                    Products Series
                                                     Scudder VIT - Sub-Accounts    Fund Sub-Account     Vanguard Group
                                                     ---------------------------   ----------------   -----------------
                                                          EAFE(R)       Small        International    VIF Small Company
                                                       Equity Index      Cap         Fund-Class l        Growth Fund
                                                       ------------   --------     ----------------   -----------------
Investment income:
Dividends                                                 $  641       $ 1,866         $  33,156          $   2,508

Expenses:
Mortality and expense risk-                                  230         2,834            21,673             12,863
Admin Charges                                                 28           488             3,246              2,050
                                                          ------       -------         ---------          ---------
   Net investment gain (loss)                                383        (1,456)            8,237            (12,405)
                                                          ------       -------         ---------          ---------

Net realized and unrealized gain
   (loss) on investments:
Capital gain distributions from portfolio sponsors            --            --                --                 --
Net realized gain (loss) on share transactions               748         1,368           674,256            758,733
                                                          ------       -------         ---------          ---------
   Net realized gain (loss)                                  748         1,368           674,256            758,733
Change in net unrealized gain (loss)                       3,260        94,169          (141,327)          (458,371)
                                                          ------       -------         ---------          ---------
   Net realized and unrealized
      gain (loss) on investments                           4,008        95,537           532,929            300,362
                                                          ------       -------         ---------          ---------
Net increase (decrease) in net assets
   from operations                                        $4,391       $94,081         $ 541,166          $ 287,957
                                                          ======       =======         =========          =========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
As of December 31, 2004

                                                            Alger American Portfolio Sub-Accounts
                                                           ---------------------------------------
                                                                          MidCap       Small
                                                              Growth      Growth    Capitalization
                                                           -----------   --------   --------------
Operations:
Net investment gain (loss)                                 $   (22,734)  $ (4,370)    $  (3,596)
Net realized gain (loss)                                      (202,926)   (38,795)     (293,716)
Change in net unrealized gain (loss)                           359,093    102,293       352,039
                                                           -----------   --------     ---------
   Net increase (decrease) in net assets from operations       133,433     59,128        54,727
                                                           -----------   --------     ---------
Accumulation unit transactions:
Participant deposits                                           336,017     77,980           (59)
Participant transfers, net                                     112,857    (40,199)           --
Participant withdrawals                                     (5,693,201)   (90,142)     (262,671)
                                                           -----------   --------     ---------
   Net increase (decrease) from participant transactions    (5,244,327)   (52,361)     (262,730)
                                                           -----------   --------     ---------
      Total increase (decrease) in net assets               (5,110,894)     6,767      (208,003)

Net assets:
Beginning of period                                          7,071,404    542,916       375,732
                                                           -----------   --------     ---------
End of period                                              $ 1,960,510   $549,683     $ 167,729
                                                           ===========   ========     =========

                                                                         CIGNA Variable
                                                                         Products Group                Fidelity Variable Insurance
                                                                          Sub-Accounts                         Sub-Accounts
                                                           -----------------------------------------   ---------------------------
                                                           TimesSquare
                                                            Core Plus     TimesSquare    TimesSquare        Equity-       High
                                                               Bond      Money Market      S&P 500           Income      Income
                                                           -----------   ------------   ------------      -----------   --------
Operations:
Net investment gain (loss)                                 $   285,849   $     4,631    $    267,877      $    72,575   $  9,210
Net realized gain (loss)                                       (94,413)           --       4,379,652        1,287,642    (12,507)
Change in net unrealized gain (loss)                             1,876            (4)     (1,588,796)        (933,396)    12,175
                                                           -----------   -----------    ------------      -----------   --------
   Net increase (decrease) in net assets from operations       193,312         4,627       3,058,733          426,821      8,878
                                                           -----------   -----------    ------------      -----------   --------
Accumulation unit transactions:
Participant deposits                                         2,787,544     1,423,882       3,908,379          539,734          1
Participant transfers, net                                    (246,333)     (722,329)        479,225          147,488    (19,990)
Participant withdrawals                                     (6,676,800)   (2,741,591)    (11,411,275)      (6,428,665)    (5,405)
                                                           -----------   -----------    ------------      -----------   --------
   Net increase (decrease) from participant transactions    (4,135,589)   (2,040,038)     (7,023,671)      (5,741,443)   (25,394)
                                                           -----------   -----------    ------------      -----------   --------
      Total increase (decrease) in net assets               (3,942,277)   (2,035,411)     (3,964,938)      (5,314,622)   (16,516)

Net assets:
Beginning of period                                         12,701,515     7,341,589      38,119,545        8,495,962    123,856
                                                           -----------   -----------    ------------      -----------   --------
End of period                                              $ 8,759,238   $ 5,306,178    $ 34,154,607      $ 3,181,340   $107,340
                                                           ===========   ===========    ============      ===========   ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
As of December 31, 2004

                                                           Fidelity Variable
                                                               Insurance                          Janus Aspen Series
                                                              Sub-Account      Goldman Sachs         Sub-Accounts
                                                           -----------------   -------------   -----------------------
                                                               Investment          MidCap
                                                               Grade Bond          Value        Balanced   Worldwide
                                                           -----------------   -------------   ---------   ----------
Operations:
Net investment gain (loss)                                    $  110,861        $    (4,329)   $   1,692   $      999
Net realized gain (loss)                                         107,677            660,659        3,768       27,529
Change in net unrealized gain (loss)                            (100,775)          (324,858)       4,182       44,813
                                                              ----------        -----------    ---------   ----------
   Net increase (decrease) in net assets from operations         117,763            331,472        9,642       73,341
                                                              ----------        -----------    ---------   ----------
Accumulation unit transactions:
Participant deposits                                               1,101            163,954       17,974      145,307
Participant transfers, net                                        (3,936)           225,566      (42,165)    (448,628)
Participant withdrawals                                         (191,256)        (2,943,185)    (105,573)    (596,148)
                                                              ----------        -----------    ---------   ----------
   Net increase (decrease) from participant transactions        (194,091)        (2,553,665)    (129,764)    (899,469)
                                                              ----------        -----------    ---------   ----------
      Total increase (decrease) in net assets                    (76,328)        (2,222,193)    (120,122)    (826,128)

Net assets:
Beginning of period                                            3,449,673          3,289,735      240,815    2,413,281
                                                              ----------        -----------    ---------   ----------
End of period                                                 $3,373,345        $ 1,067,542    $ 120,693   $1,587,153
                                                              ==========        ===========    =========   ==========

                                                                                       Neuberger
                                                           MFS Series Sub-Accounts      Berman
                                                           -----------------------   ------------
                                                             Emerging     Total
                                                              Growth      Return     AMT Partners
                                                            ---------   ----------   ------------
Operations:
Net investment gain (loss)                                 $  (4,256)  $   1,983         $--
Net realized gain (loss)                                     (19,480)      7,705          --
Change in net unrealized gain (loss)                          86,336      34,789          --
                                                           ---------   ---------         ---
   Net increase (decrease) in net assets from operations      62,600      44,477          --
                                                           ---------   ---------         ---
Accumulation unit transactions:
Participant deposits                                         107,544      54,599          --
Participant transfers, net                                  (157,097)    120,108          --
Participant withdrawals                                     (218,297)   (139,014)         --
                                                           ---------   ---------         ---
   Net increase (decrease) from participant transactions    (267,850)     35,693          --
                                                           ---------   ---------         ---
      Total increase (decrease) in net assets               (205,250)     80,170          --

Net assets:
Beginning of period                                          703,013     378,875          --
                                                           ---------   ---------         ---
End of period                                              $ 497,763   $ 459,045         $--
                                                           =========   =========         ===

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
As of December 31, 2004

                                                           OCC Accumulation Trust - Sub-Accounts          PIMCO
                                                           -------------------------------------   -------------------
                                                                                                   Variable Investment
                                                                                     Small               High Yield
                                                              Equity     Managed       Cap                   Fund
                                                             --------   --------   ----------      -------------------
Operations:
Net investment gain (loss)                                   $     12   $    226   $  (11,823)         $   213,571
Net realized gain (loss)                                         (240)        25       34,696            1,082,842
Change in net unrealized gain (loss)                            1,912      3,859      196,476           (1,093,527)
                                                             --------   --------   ----------          -----------
   Net increase (decrease) in net assets from operations        1,684      4,110      219,349              202,886
                                                             --------   --------   ----------          -----------

Accumulation unit transactions:
Participant deposits                                            1,586        646        2,368              486,350
Participant transfers, net                                         --         --       50,442               64,651
Participant withdrawals                                        (4,100)    (1,731)    (220,729)          (8,355,286)
                                                             --------   --------   ----------          -----------
   Net increase (decrease) from participant transactions       (2,514)    (1,085)    (167,919)          (7,804,285)
                                                             --------   --------   ----------          -----------

      Total increase (decrease) in net assets                    (830)     3,025       51,430           (7,601,399)

Net assets:
Beginning of period                                            17,845     43,242    1,303,743            9,310,549
                                                             --------   --------   ----------          -----------
End of period                                                $ 17,015   $ 46,267   $1,355,173          $ 1,709,150
                                                             ========   ========   ==========          ===========

                                                                                           Templeton
                                                                                            Variable
                                                                                        Products Series
                                                           Scudder VIT - Sub-Accounts   Fund Sub-Account     Vanguard Group
                                                           --------------------------   ----------------   -----------------
                                                               EAFE(R)       Small        International    VIF Small Company
                                                            Equity Index      Cap          Fund-Class l       Growth Fund
                                                            ------------   --------       -------------    -----------------
Operations:
Net investment gain (loss)                                    $    383     $ (1,456)       $     8,237        $   (12,405)
Net realized gain (loss)                                           748        1,368            674,256            758,733
Change in net unrealized gain (loss)                             3,260       94,169           (141,327)          (458,371)
                                                              --------     --------        -----------        -----------
   Net increase (decrease) in net assets from operations         4,391       94,081            541,166            287,957
                                                              --------     --------        -----------        -----------

Accumulation unit transactions:
Participant deposits                                                 4      108,127            400,854            266,583
Participant transfers, net                                          --      127,376            370,623            176,134
Participant withdrawals                                        (12,313)     (73,691)        (3,563,293)        (3,231,440)
                                                              --------     --------        -----------        -----------
   Net increase (decrease) from participant transactions       (12,309)     161,812         (2,791,816)        (2,788,723)
                                                              --------     --------        -----------        -----------

      Total increase (decrease) in net assets                   (7,918)     255,893         (2,250,650)        (2,500,766)

Net assets:
Beginning of period                                             34,292      421,072          4,849,428          4,035,883
                                                              --------     --------        -----------        -----------
End of period                                                 $ 26,374     $676,965        $ 2,598,778        $ 1,535,117
                                                              ========     ========        ===========        ===========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2003

                                                           Alger American Portfolio Sub-Accounts
                                                          ---------------------------------------
                                                                         MidCap        Small
                                                            Growth       Growth    Capitalization
                                                          ----------   ---------   --------------
Investment income:
Dividends                                                 $       --   $      --      $     --

Expenses:
Mortality and expense risk                                    35,444       5,103         2,690
Administrative charges                                         6,239         662           324
                                                          ----------   ---------      --------
   Net investment gain (loss)                                (41,683)     (5,765)       (3,014)
                                                          ----------   ---------      --------
Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors                --          --            --
Net realized gain (loss) on share transactions                44,986    (197,491)      (58,949)
                                                          ----------   ---------      --------
   Net realized gain (loss)                                   44,986    (197,491)      (58,949)
Change in net unrealized gain (loss)                       1,796,639     451,661       173,441
                                                          ----------   ---------      --------
   Net realized and unrealized
      gain (loss) on investments                           1,841,625     254,170       114,492
                                                          ----------   ---------      --------

Net increase (decrease) in net assets
   from operations                                        $1,799,942   $ 248,405      $111,478
                                                          ==========   =========      ========

                                                                       CIGNA Variable                Fidelity Variable Insurance
                                                                       Products Group                    Products Fund
                                                                        Sub-Accounts                      Sub-Accounts
                                                          ----------------------------------------   ---------------------------
                                                          TimesSquare
                                                           Core Plus     TimesSquare   TimesSquare        Equity-      High
                                                             Bond       Money Market     S&P 500          Income      Income
                                                          -----------   ------------   -----------      ----------   --------
Investment income:
Dividends                                                  $816,281       $54,720       $  698,208      $  122,662   $ 11,528

Expenses:
Mortality and expense risk                                   78,754        53,998          245,406          41,056        924
Administrative charges                                       11,849         6,809           32,167           7,019        128
                                                           --------       -------       ----------      ----------   --------
   Net investment gain (loss)                               725,678        (6,087)         420,635          74,587     10,476
                                                           --------       -------       ----------      ----------   --------
Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors               --            --          420,142              --         --
Net realized gain (loss) on share transactions               37,787            --           99,658          18,524    (40,272)
                                                           --------       -------       ----------      ----------   --------
   Net realized gain (loss)                                  37,787            --          519,800          18,524    (40,272)
Change in net unrealized gain (loss)                        (82,844)          (87)       6,966,898       1,776,615     60,633
                                                           --------       -------       ----------      ----------   --------
   Net realized and unrealized
      gain (loss) on investments                            (45,057)          (87)       7,486,698       1,795,139     20,361
                                                           --------       -------       ----------      ----------   --------

Net increase (decrease) in net assets
   from operations                                         $680,621       $(6,174)      $7,907,333      $1,869,726   $ 30,837
                                                           ========       =======       ==========      ==========   ========

                                                          Fidelity Variable
                                                             Insurance
                                                          Products Fund ll
                                                             Sub-Account      Goldman Sachs
                                                          -----------------   -------------

                                                             Investment           MidCap
                                                             Grade Bond            Value
                                                             ----------         ---------
Investment income:
Dividends                                                     $138,547          $ 25,774

Expenses:
Mortality and expense risk                                      30,056            14,667
Administrative charges                                           3,555             2,679
                                                              --------          --------
   Net investment gain (loss)                                  104,936             8,428
                                                              --------          --------
Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors              48,748            33,832
Net realized gain (loss) on share transactions                  10,486              (723)
                                                              --------          --------
   Net realized gain (loss)                                     59,234            33,109
Change in net unrealized gain (loss)                           (17,996)          634,000
                                                              --------          --------
   Net realized and unrealized
      gain (loss) on investments                                41,238           667,109
                                                              --------          --------

Net increase (decrease) in net assets
   from operations                                            $146,174          $675,537
                                                              ========          ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2003

                                                            Janus Aspen Series                                Neuberger
                                                               Sub-Accounts       MFS Series Sub-Accounts      Berman
                                                          ---------------------   -----------------------   ------------
                                                                                    Emerging     Total
                                                          Balanced    Worldwide      Growth     Return      AMT Partners
                                                          --------   ----------    ---------  ---------     ------------
Investment income:
Dividends                                                  $ 6,035   $   27,534    $      --   $ 16,899       $    --

Expenses:
Mortality and expense risk                                   1,962       19,903        7,055      4,007             6
Administrative charges                                         291        2,618          972        574             1
                                                           -------   ----------    ---------   --------       -------
   Net investment gain (loss)                                3,782        5,013       (8,027)    12,318            (7)
                                                           -------   ----------    ---------   --------       -------

Net realized and unrealized gain (loss) on investments:

Capital gain distributions from portfolio sponsors              --           --           --         --            --
Net realized gain (loss) on share transactions               7,704     (765,167)    (459,012)   (15,959)       (1,542)
                                                           -------   ----------    ---------   --------       -------
   Net realized gain (loss)                                  7,704     (765,167)    (459,012)   (15,959)       (1,542)
Change in net unrealized gain (loss)                        25,177    1,290,687      722,208     80,180         1,510
                                                           -------   ----------    ---------   --------       -------
   Net realized and unrealized
      gain (loss) on investments                            32,881      525,520      263,196     64,221           (32)
                                                           -------   ----------    ---------   --------       -------

Net increase (decrease) in net assets
   from operations                                         $36,663   $  530,533    $ 255,169   $ 76,539       $   (39)
                                                           =======   ==========    =========   ========       =======
                                                          OCC Accumulation Trust - Sub-Accounts          PIMCO
                                                          -------------------------------------   -------------------
                                                                                                  Variable Investment
                                                                                    Small              High Yield
                                                               Equity    Managed     Cap                 Fund
                                                              --------   -------   --------       -------------------
Investment income:
Dividends                                                     $  3,774   $ 1,213   $    699            $  618,909

Expenses:
Mortality and expense risk                                       2,078       552      9,834                46,794
Administrative charges                                             252        67      1,200                 8,484
                                                              --------   -------   --------            ----------
   Net investment gain (loss)                                    1,444       594    (10,335)              563,631
                                                              --------   -------   --------            ----------

Net realized and unrealized gain (loss) on investments:

Capital gain distributions from portfolio sponsors                  --        --         --                    --
Net realized gain (loss) on share transactions                 (32,389)      945    (50,036)               18,495
                                                              --------   -------   --------            ----------
   Net realized gain (loss)                                    (32,389)      945    (50,036)               18,495
Change in net unrealized gain (loss)                            88,480    10,877    473,046             1,101,244
                                                              --------   -------   --------            ----------
   Net realized and unrealized
      gain (loss) on investments                                56,091    11,822    423,010             1,119,739
                                                              --------   -------   --------            ----------

Net increase (decrease) in net assets
   from operations                                            $ 57,535   $12,416   $412,675            $1,683,370
                                                              ========   =======   ========            ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2003

                                                                                        Templeton
                                                                                         Variable
                                                                                      Products Series
                                                          Scudder VIT Sub-Accounts   Fund Sub-Account     Vanguard Group
                                                          ------------------------   ----------------   -----------------
                                                               EAFE(R)      Small      International    VIF Small Company
                                                           Equity Index      Cap        Fund-Class l       Growth Fund
                                                           ------------   --------     -------------    -----------------
Investment income:
Dividends                                                     $1,382      $  3,433       $   68,120         $      623

Expenses:
Mortality and expense risk                                       211         1,851           22,272             16,849
Administrative charges                                            29           319            3,676              3,023
                                                              ------      --------       ----------         ----------
   Net investment gain (loss)                                  1,142         1,263           42,172            (19,249)
                                                              ------      --------       ----------         ----------

Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors                --            --               --                 --
Net realized gain (loss) on share transactions                   108         8,079            4,382              3,840
                                                              ------      --------       ----------         ----------
   Net realized gain (loss)                                      108         8,079            4,382              3,840
Change in net unrealized gain (loss)                           7,750       113,166        1,026,158          1,037,532
                                                              ------      --------       ----------         ----------
   Net realized and unrealized
      gain (loss) on investments                               7,858       121,245        1,030,540          1,041,372
                                                              ------      --------       ----------         ----------

Net increase (decrease) in net assets
   from operations                                            $9,000      $122,508       $1,072,712         $1,022,123
                                                              ======      ========       ==========         ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2003

                                           Alger American Portfolio Sub-Accounts
                                          ---------------------------------------
                                                         MidCap         Small
                                            Growth       Growth    Capitalization
                                          ----------   ---------   --------------
Operations:
Net investment gain (loss)                $  (41,683)  $  (5,765)    $  (3,014)
Net realized gain (loss)                      44,986    (197,491)      (58,949)
Change in net unrealized gain (loss)       1,796,639     451,661       173,441
                                          ----------   ---------     ---------
   Net increase (decrease) in net
      assets from operations               1,799,942     248,405       111,478
                                          ----------   ---------     ---------
Accumulation unit transactions:
Participant deposits                       2,076,344      66,009        37,737
Participant transfers, net                   149,105      62,147       (40,878)
Participant withdrawals                     (871,355)   (463,042)      (24,210)
                                          ----------   ---------     ---------
   Net increase (decrease) from
      participant transactions             1,354,094    (334,886)      (27,351)
                                          ----------   ---------     ---------
      Total increase (decrease) in net
         assets                            3,154,036     (86,481)       84,127

Net assets:
Beginning of period                        3,917,368     629,397       291,605
                                          ----------   ---------     ---------
End of period                             $7,071,404   $ 542,916     $ 375,732
                                          ==========   =========     =========

                                                                                                                   Fidelity Variable
                                                       CIGNA Variable                Fidelity Variable Insurance       Insurance
                                                       Products Group                       Products Fund          Products Fund II
                                                        Sub-Accounts                         Sub-Accounts             Sub-Account
                                          ----------------------------------------   ---------------------------   -----------------
                                          TimesSquare
                                           Core Plus     TimesSquare   TimesSquare        Equity-      High            Investment
                                              Bond      Money Market     S&P 500          Income      Income           Grade Bond
                                          -----------   ------------   -----------      ----------   --------          ----------
Operations:
Net investment gain (loss)                $   725,678   $    (6,087)   $   420,635      $   74,587   $ 10,476          $  104,936
Net realized gain (loss)                       37,787             -        519,800          18,524    (40,272)             59,234
Change in net unrealized gain (loss)          (82,844)          (87)     6,966,898       1,776,615     60,633             (17,996)
                                          -----------   -----------    -----------      ----------   --------          ----------
   Net increase (decrease) in net
      assets from operations                  680,621        (6,174)     7,907,333       1,869,726     30,837             146,174
                                          -----------   -----------    -----------      ----------   --------          ----------
Accumulation unit transactions:
Participant deposits                        1,671,380     5,961,087      2,657,061       2,308,477         (4)                 (1)
Participant transfers, net                    899,801    (4,883,067)     2,779,341         398,421    (13,965)           (153,040)
Participant withdrawals                    (1,388,539)   (4,756,396)    (2,839,199)       (614,910)   (36,995)            (72,256)
                                          -----------   -----------    -----------      ----------   --------          ----------
   Net increase (decrease) from
      participant transactions              1,182,642    (3,678,376)     2,597,203       2,091,988    (50,964)           (225,297)
                                          -----------   -----------    -----------      ----------   --------          ----------
      Total increase (decrease) in net
         assets                             1,863,263    (3,684,550)    10,504,536       3,961,714    (20,127)            (79,123)

Net assets:
Beginning of period                        10,838,252    11,026,139     27,615,009       4,534,248    143,983           3,528,796
                                          -----------   -----------    -----------      ----------   --------          ----------
End of period                             $12,701,515   $ 7,341,589    $38,119,545      $8,495,962   $123,856          $3,449,673
                                          ===========   ===========    ===========      ==========   ========          ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2003

                                                                Janus Aspen Series
                                               Goldman Sachs       Sub-Accounts       MFS Series Sub-Accounts
                                               -------------  ----------------------  -----------------------
                                                   MidCap                               Emerging     Total
                                                    Value      Balanced    Worldwide     Growth      Return
                                                 ----------   ---------   ----------   ---------   ---------
Operations:
Net investment gain (loss)                       $    8,428   $   3,782   $    5,013   $  (8,027)  $  12,318
Net realized gain (loss)                             33,109       7,704     (765,167)   (459,012)    (15,959)
Change in net unrealized gain (loss)                634,000      25,177    1,290,687     722,208      80,180
                                                 ----------   ---------   ----------   ---------   ---------
   Net increase (decrease) in net assets from
      operations                                    675,537      36,663      530,533     255,169      76,539
                                                 ----------   ---------   ----------   ---------   ---------
Accumulation unit transactions:
Participant deposits                              1,003,931      60,703      268,743     227,310      68,235
Participant transfers, net                          280,277      28,220     (448,401)   (329,892)       (924)
Participant withdrawals                            (151,947)   (118,462)    (672,507)   (356,799)   (638,647)
                                                 ----------   ---------   ----------   ---------   ---------
   Net increase (decrease) from participant
      transactions                                1,132,261     (29,539)    (852,165)   (459,381)   (571,336)
                                                 ----------   ---------   ----------   ---------   ---------
   Total increase (decrease) in net assets        1,807,798       7,124     (321,632)   (204,212)   (494,797)

Net assets:
Beginning of period                               1,481,937     233,691    2,734,913     907,225     873,672
End of period                                    $3,289,735   $ 240,815   $2,413,281   $ 703,013   $ 378,875
                                                 ==========   =========   ==========   =========   =========

                                                 Neuberger
                                                  Berman     OCC Accumulation Trust - Sub-Accounts
                                               ------------  -------------------------------------
                                                                                         Small
                                               AMT Partners      Equity     Managed       Cap
                                               ------------    ---------   --------   ----------
Operations:
Net investment gain (loss)                       $    (7)      $   1,444   $    594   $  (10,335)
Net realized gain (loss)                          (1,542)        (32,389)       945      (50,036)
Change in net unrealized gain (loss)               1,510          88,480     10,877      473,046
                                                 -------        --------   --------   ----------
   Net increase (decrease) in net assets from
      operations                                     (39)         57,535     12,416      412,675
                                                 -------        --------   --------   ----------
Accumulation unit transactions:
Participant deposits                                   1          56,198         --       34,221
Participant transfers, net                        (3,253)       (290,843)        --       29,654
Participant withdrawals                             (330)        (38,209)   (34,099)    (401,258)
                                                 -------        --------   --------   ----------
   Net increase (decrease) from participant
      transactions                                (3,582)       (272,854)   (34,099)    (337,383)
                                                 -------        --------   --------   ----------
      Total increase (decrease) in
         net assets                               (3,621)       (215,319)   (21,683)      75,292

Net assets:
Beginning of period                                3,621         233,164     64,925    1,228,451
                                                 -------       ---------   --------   ----------
End of period                                    $    --       $  17,845   $ 43,242   $1,303,743
                                                 =======       =========   ========   ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2003

                                                                                                     Templeton
                                                                                                     Variable
                                                                                                  Products Series
                                                       PIMCO         Scudder VIT - Sub-Accounts  Fund Sub-Account   Vanguard Group
                                                -------------------  --------------------------  ----------------  -----------------
                                                Variable Investment
                                                     High Yield           EAFE(R)      Small     International     VIF Small Company
                                                        Fund           Equity Index     Cap       Fund-Class l        Growth Fund
                                                -------------------    ------------  --------    -------------     -----------------
Operations:
Net investment gain (loss)                          $  563,631           $ 1,142     $  1,263       $   42,172        $  (19,249)
Net realized gain (loss)                                18,495               108        8,079            4,382             3,840
Change in net unrealized gain (loss)                 1,101,244             7,750      113,166        1,026,158         1,037,532
                                                    ----------           -------     --------       ----------        ----------
   Net increase (decrease) in net assets
      from operations                                1,683,370             9,000      122,508        1,072,712         1,022,123
                                                    ----------           -------     --------       ----------        ----------
Accumulation unit transactions:
Participant deposits                                 3,041,454             2,700       96,427        1,177,378         1,007,966
Participant transfers, net                             282,176             1,422        5,446          518,651           568,084
Participant withdrawals                               (779,144)           (5,784)     (59,023)        (273,029)         (160,158)
                                                    ----------           -------     --------       ----------        ----------
   Net increase (decrease) from participant
      transactions                                   2,544,486            (1,662)      42,850        1,423,000         1,415,892
                                                    ----------           -------     --------       ----------        ----------

      Total increase (decrease) in net assets        4,227,856             7,338      165,358        2,495,712         2,438,015

Net assets:
Beginning of period                                  5,082,693            26,954      255,714        2,353,716         1,597,868
                                                    ----------           -------     --------       ----------        ----------
End of period                                       $9,310,549           $34,292     $421,072       $4,849,428        $4,035,883
                                                    ==========           =======     ========       ==========        ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                Alger American Portfolio Sub-Accounts
                                              ----------------------------------------
                                                              MidCap        Small
                                                 Growth       Growth    Capitalization
                                              -----------  -----------  --------------
Investment income:
Dividends                                     $     1,831  $        --   $        --
Expenses:
Mortality and expense risk                         26,268       20,700        16,093
Administrative charges                              4,404        3,433         2,711
                                              -----------  -----------   -----------
   Net investment gain (loss)                     (28,841)     (24,133)      (18,804)
                                              -----------  -----------   -----------
Net realized and unrealized gain (loss) on
   investments:
   Capital gain distributions from portfolio
      sponsors                                         --           --            --
Net realized gain (loss) on share
      transactions                               (147,772)  (1,992,949)   (2,585,417)
                                              -----------  -----------   -----------
   Net realized gain (loss)                      (147,772)  (1,992,949)   (2,585,417)
Change in net unrealized gain (loss)           (1,701,565)     620,046     1,544,755
                                              -----------  -----------   -----------
   Net realized and unrealized
      gain (loss) on investments               (1,849,337)  (1,372,903)   (1,040,662)
                                              -----------  -----------   -----------
Net increase (decrease) in net assets
   from operations                            $(1,878,178) $(1,397,036)  $(1,059,466)
                                              ===========  ===========   ===========

                                                                                                                   Fidelity Variable
                                                                                      Fidelity Variable Insurance      Insurance
                                                   CIGNA Variable Products Group             Products Fund         Products Fund II
                                                           Sub-Accounts                       Sub-Accounts            Sub-Account
                                              --------------------------------------  ---------------------------  -----------------
                                              TimesSquare
                                               Core Plus    TimesSquare  TimesSquare      Equity-     High             Investment
                                                  Bond     Money Market    S&P 500         Income     Income           Grade Bond
                                              -----------  ------------  -----------     ---------  ---------          ----------
Investment income:
Dividends                                       $421,331     $149,927    $   463,605     $  34,468  $ 191,481           $128,723
Expenses:
Mortality and expense risk                        59,083       85,902        226,177        18,030      8,570             28,398
Administrative charges                             8,466       10,696         29,268         2,537      1,510              3,341
                                                --------     --------    -----------     ---------  ---------           --------
   Net investment gain (loss)                    353,782       53,329        208,160        13,901    181,401             96,984
                                                --------     --------    -----------     ---------  ---------           --------
Net realized and unrealized gain (loss) on
   investments:
Capital gain distributions from portfolio
   sponsors                                           --           --        969,486        46,914         --                 --
Net realized gain (loss) on share
   transactions                                   31,908           --        (98,246)      (23,688)  (802,029)             2,627
                                                --------     --------    -----------     ---------  ---------           --------
   Net realized gain (loss)                       31,908           --        871,240        23,226   (802,029)             2,627
Change in net unrealized gain (loss)             295,905           --     (8,998,955)     (348,578)   538,458            201,780
                                                --------     --------    -----------     ---------  ---------           --------
   Net realized and unrealized
      gain (loss) on investments                 327,813           --     (8,127,715)     (325,352)  (263,571)           204,407
                                                --------     --------    -----------     ---------  ---------           --------
Net increase (decrease) in net assets
   from operations                              $681,595     $ 53,329    $(7,919,555)    $(311,451) $ (82,170)          $301,391
                                                ========     ========    ===========     =========  =========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                                       Janus Aspen Series
                                                     Goldman Sachs         Sub-Accounts       MFS Series Sub-Accounts
                                                     -------------   ----------------------   -----------------------
                                                         MidCap                                 Emerging     Total
                                                         Value       Balanced    Worldwide       Growth     Return
                                                     -------------   --------   -----------    ---------   --------
Investment income:
Dividends                                               $15,937      $  5,391   $    41,528    $      --   $ 14,489

Expenses:
Mortality and expense risk                                1,460         1,351        38,190        9,654      6,425
Administrative charges                                      265           198         5,690        1,295        841
                                                        -------      --------   -----------    ---------   --------
   Net investment gain (loss)                            14,212         3,842        (2,352)     (10,949)     7,223
                                                        -------      --------   -----------    ---------   --------

Net realized and unrealized gain
   (loss) on investments:

Capital gain distributions from portfolio sponsors        4,649            --            --           --     11,487
Net realized gain (loss) on share transactions               30           454    (1,866,778)    (145,706)    (4,869)
                                                        -------      --------   -----------    ---------   --------
   Net realized gain (loss)                               4,679           454    (1,866,778)    (145,706)     6,618
Change in net unrealized gain (loss)                     (3,080)      (18,928)        7,340     (439,493)   (67,220)
                                                        -------      --------   -----------    ---------   --------
   Net realized and unrealized
      gain (loss) on investments                          1,599       (18,474)   (1,859,438)    (585,199)   (60,602)
                                                        -------      --------   -----------    ---------   --------

Net increase (decrease) in net assets
   from operations                                      $15,811      $(14,632)  $(1,861,790)   $(596,148)  $(53,379)
                                                        =======      ========   ===========    =========   ========

                                                      Neuberger
                                                        Berman      OCC Accumulation Trust - Sub-Accounts
                                                     ------------   -------------------------------------
                                                                                               Small
                                                     AMT Partners       Equity     Managed      Cap
                                                     ------------      --------   --------   ---------
Investment income:
Dividends                                              $    --         $  2,516   $  1,911   $     948

Expenses:
Mortality and expense risk                                  43            2,337        753      11,326
Administrative charges                                       6              280         89       1,371
                                                       -------         --------   --------   ---------
   Net investment gain (loss)                              (49)            (101)     1,069     (11,749)
                                                       -------         --------   --------   ---------

Net realized and unrealized gain
   (loss) on investments:

Capital gain distributions from portfolio sponsors          --            2,246         --     205,771
Net realized gain (loss) on share transactions            (536)          (3,636)    (4,805)       (792)
                                                       -------         --------   --------   ---------
   Net realized gain (loss)                               (536)          (1,390)    (4,805)    204,979
Change in net unrealized gain (loss)                    (1,161)         (68,453)   (15,524)   (538,665)
                                                       -------         --------   --------   ---------
   Net realized and unrealized
      gain (loss) on investments                        (1,697)         (69,843)   (20,329)   (333,686)
                                                       -------         --------   --------   ---------

Net increase (decrease) in net assets
   from operations                                     $(1,746)        $(69,944)  $(19,260)  $(345,435)
                                                       =======         ========   ========   =========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                            PIMCO          Scudder VIT - Sub-Accounts
                                                     -------------------   --------------------------
                                                     Variable Investment
                                                         High Yield            EAFE(R)       Small
                                                            Fund            Equity Index      Cap
                                                     -------------------    ------------   --------
Investment income:
Dividends                                                  $ 77,174           $    431     $  1,993

Expenses:
Mortality and expense risk                                    5,305                243        1,188
Administrative charges                                          917                 33          159
                                                           --------           --------     --------
   Net investment gain (loss)                                70,952                155          646
                                                           --------           --------     --------

Net realized and unrealized gain
   (loss) on investments:
Capital gain distributions from portfolio sponsors               --                 --          150
Net realized gain (loss) on share transactions                  101             (3,903)     (26,130)
                                                           --------           --------     --------
   Net realized gain (loss)                                     101             (3,903)     (25,980)
Change in net unrealized gain (loss)                        339,014             (7,768)      (9,558)
                                                           --------           --------     --------
   Net realized and unrealized
      gain (loss) on investments                            339,115            (11,671)     (35,538)
                                                           --------           --------     --------

Net increase (decrease) in net assets
   from operations                                         $410,067           $(11,516)    $(34,892)
                                                           ========           ========     ========

                                                         Templeton
                                                         Variable
                                                     Products Series
                                                     Fund Sub-Account    Vanguard Group
                                                     ----------------   -----------------
                                                       International    VIF Small Company
                                                        Fund-Class l       Growth Fund
                                                     ----------------   -----------------
Investment income:
Dividends                                               $  19,437            $    --

Expenses:
Mortality and expense risk                                 10,085              1,622
Administrative charges                                      1,351                294
                                                        ---------            -------
   Net investment gain (loss)                               8,001             (1,916)
                                                        ---------            -------

Net realized and unrealized gain
   (loss) on investments:
Capital gain distributions from portfolio sponsors             --                 --
Net realized gain (loss) on share transactions             (3,411)               125
                                                        ---------            -------
   Net realized gain (loss)                                (3,411)               125
Change in net unrealized gain (loss)                     (197,577)            36,654
                                                        ---------            -------
   Net realized and unrealized
      gain (loss) on investments                         (200,988)            36,779
                                                        ---------            -------

Net increase (decrease) in net assets
   from operations                                      $(192,987)           $34,863
                                                        =========            =======

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                                                                  CIGNA Variable
                                                                                                  Products Group
                                          Alger American Portfolio Sub-Accounts                    Sub-Accounts
                                       ------------------------------------------   ----------------------------------------
                                                                                    TimesSquare
                                                        MidCap         Small         Core Plus    TimesSquare    TimesSquare
                                         Growth         Growth     Capitalization      Bond       Money Market     S&P 500
                                       ------------------------------------------   -----------   ------------   -----------
Operations:
Net investment gain (loss)             $   (28,841)  $   (24,133)    $   (18,804)   $   353,782    $    53,329   $   208,160
Net realized gain (loss)                  (147,772)   (1,992,949)     (2,585,417)        31,908             --       871,240
Change in net unrealized gain (loss)    (1,701,565)      620,046       1,544,755        295,905             --    (8,998,955)
                                       -----------   -----------     -----------    -----------    -----------   -----------
   Net increase (decrease) in net
      assets from operations            (1,878,178)   (1,397,036)     (1,059,466)       681,595         53,329    (7,919,555)
                                       -----------   -----------     -----------    -----------    -----------   -----------

Accumulation unit transactions:
Participant deposits                     1,552,759     1,527,299       1,579,358      2,109,514      8,001,375     5,800,906
Participant transfers, net                 780,555    (2,359,551)     (2,047,820)     1,001,822     (6,589,878)      741,491
Participant withdrawals                   (388,992)     (388,992)       (288,194)      (392,627)      (534,699)   (1,539,039)
                                       -----------   -----------     -----------    -----------    -----------   -----------
   Net increase (decrease) from
      participant transactions           1,944,322    (1,221,244)       (756,656)     2,718,709        876,798     5,003,358
                                       -----------   -----------     -----------    -----------    -----------   -----------

      Total increase (decrease) in
         net assets                         66,144    (2,618,280)     (1,816,122)     3,400,304        930,127    (2,916,197)

Net assets:
Beginning of period                      3,851,224     3,247,677       2,107,727      7,437,948     10,096,012    30,531,206
                                       -----------   -----------     -----------    -----------    -----------   -----------
End of period                          $ 3,917,368   $   629,397     $   291,605    $10,838,252    $11,026,139   $27,615,009
                                       ===========   ===========     ===========    ===========    ===========   ===========

                                                                     Fidelity Variable
                                       Fidelity Variable Insurance       Insurance
                                              Products Fund          Products Fund ll
                                               Sub-Accounts             Sub-Account
                                       ---------------------------   -----------------
                                          Equity-        High           Investment
                                          Income        Income          Grade Bond
                                        ----------   -----------        ----------
Operations:
Net investment gain (loss)              $   13,901   $   181,401        $   96,984
Net realized gain (loss)                    23,226      (802,029)            2,627
Change in net unrealized gain (loss)      (348,578)      538,458           201,780
                                        ----------   -----------        ----------
   Net increase (decrease) in net
      assets from operations              (311,451)      (82,170)          301,391
                                        ----------   -----------        ----------

Accumulation unit transactions:
Participant deposits                       465,787       727,985            14,131
Participant transfers, net               2,887,138    (1,511,654)           (2,053)
Participant withdrawals                   (533,452)     (123,729)          (58,333)
                                        ----------   -----------        ----------
   Net increase (decrease) from
      participant transactions           2,819,473      (907,398)          (46,255)
                                        ----------   -----------        ----------

      Total increase (decrease) in
         net assets                      2,508,022      (989,568)          255,136

Net assets:
Beginning of period                      2,026,226     1,133,551         3,273,660
                                        ----------   -----------        ----------
End of period                           $4,534,248   $   143,983        $3,528,796
                                        ==========   ===========        ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                                              Janus Aspen Series
                                                           Goldman Sachs         Sub-Accounts        MFS Series Sub-Accounts
                                                           -------------   -----------------------   -----------------------
                                                               MidCap                                 Emerging       Total
                                                               Value        Balanced    Worldwide      Growth       Return
                                                           -------------   ---------   -----------   -----------   --------
Operations:
Net investment gain (loss)                                  $   14,212     $  3,842    $    (2,352)  $  (10,949)   $  7,223
Net realized gain (loss)                                         4,679          454     (1,866,778)    (145,706)      6,618
Change in net unrealized gain (loss)                            (3,080)     (18,928)         7,340     (439,493)    (67,220)
                                                            ----------     --------    -----------   ----------    --------
   Net increase (decrease) in net assets from
      operations                                                15,811      (14,632)    (1,861,790)    (596,148)    (53,379)
                                                            ----------     --------    -----------   ----------    --------

Accumulation unit transactions:
Participant deposits                                             2,204       81,816      1,774,542      281,727     107,741
Participant transfers, net                                   1,469,230       13,961     (2,634,996)    (131,418)     15,320
Participant withdrawals                                         (5,308)     (26,922)      (426,504)    (199,855)    (47,881)
                                                            ----------     --------    -----------   ----------    --------
   Net increase (decrease) from participant
      transactions                                           1,466,126       68,855     (1,286,958)     (49,546)     75,180
                                                            ----------     --------    -----------   ----------    --------
      Total increase (decrease) in net assets                1,481,937       54,223     (3,148,748)    (645,694)     21,801

Net assets:
Beginning of period                                               --        179,468      5,883,661    1,552,919     851,871
                                                            ----------     --------    -----------   ----------    --------
End of period                                               $1,481,937     $233,691    $ 2,734,913   $  907,225    $873,672
                                                            ==========     ========    ===========   ==========    ========

                                                           Neuberger
                                                             Berman      OCC Accumulation Trust - Sub-Accounts          PIMCO
                                                          ------------   -------------------------------------   -------------------
                                                                                                                 Variable Investment
                                                                                                     Small            High Yield
                                                          AMT Partners      Equity      Managed       Cap                Fund
                                                          ------------   -----------   --------   ------------   -------------------
Operations:
Net investment gain (loss)                                  $   (49)      $    (101)   $  1,069    $  (11,749)       $   70,952
Net realized gain (loss)                                       (536)         (1,390)     (4,805)      204,979               101
Change in net unrealized gain (loss)                         (1,161)        (68,453)    (15,524)     (538,665)          339,014
                                                            -------       ---------    --------    ----------        ----------
   Net increase (decrease) in net assets from
      operations                                             (1,746)        (69,944)    (19,260)     (345,435)          410,067
                                                            -------       ---------    --------    ----------        ----------

Accumulation unit transactions:
Participant deposits                                          2,698          65,839       9,688        50,446               412
Participant transfers, net                                   (2,530)        (20,259)     (5,239)      264,709         4,689,334
Participant withdrawals                                        (246)        (78,418)    (28,703)      (42,767)          (17,120)
                                                            -------       ---------    --------    ----------        ----------
   Net increase (decrease) from participant
      transactions                                              (78)        (32,838)    (24,254)      272,388         4,672,626
                                                            -------       ---------    --------    ----------        ----------
      Total increase (decrease) in net assets                (1,824)       (102,782)    (43,514)      (73,047)        5,082,693

Net assets:
Beginning of period                                           5,445         335,946     108,439     1,301,498                --
                                                            -------       ---------    --------    ----------        ----------
End of period                                               $ 3,621       $ 233,164    $ 64,925    $1,228,451        $5,082,693
                                                            =======       =========    ========    ==========        ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                                                            Templeton
                                                                                            Variable
                                                                                         Products Series
                                                           Scudder VIT - Sub-Accounts   Fund Sub-Account     Vanguard Group
                                                           --------------------------   ----------------   -----------------
                                                              EAFE(R)        Small        International    VIF Small Company
                                                           Equity Index       Cap          Fund-Class I       Growth Fund
                                                           ------------   -----------   ----------------   -----------------
Operations:
Net investment gain (loss)                                   $    155      $     646      $     8,001         $   (1,916)
Net realized gain (loss)                                       (3,903)       (25,980)          (3,411)               125
Change in net unrealized gain (loss)                           (7,768)        (9,558)        (197,577)            36,654
                                                             --------      ---------      -----------         ----------
   Net increase (decrease) in net assets from operations      (11,516)       (34,892)        (192,987)            34,863
                                                             --------      ---------      -----------         ----------

Accumulation unit transactions:
Participant deposits                                            1,813         78,554          415,815              4,950
Participant transfers, net                                     23,922        214,684        1,622,467          1,564,369
Participant withdrawals                                        (4,540)        (9,266)        (361,705)            (6,314)
                                                             --------      ---------      -----------         ----------
   Net increase (decrease) from participant transactions       21,195        283,972        1,676,577          1,563,005
                                                             --------      ---------      -----------         ----------
      Total increase (decrease) in net assets                   9,679        249,080        1,483,590          1,597,868

Net assets:
Beginning of period                                            17,275          6,634          870,126                 --
                                                             --------      ---------      -----------         ----------
End of period                                                $ 26,954      $ 255,714      $ 2,353,716         $1,597,868
                                                             ========      =========      ===========         ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

1.   Organization

          CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 2004, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty-three portfolios (mutual funds) managed by twelve diversified open-end investment management companies, each portfolio having its own investment objectives. The variable sub-accounts are:

   Alger American Fund:
      Alger American Growth Portfolio
      Alger American MidCap Growth Portfolio
      Alger American Small Capitalization Portfolio

   CIGNA Variable Products Group:
      TimesSquare Variable Products Core Plus Bond Fund
      TimesSquare Variable Products Money Market Fund
      TimesSquare Variable Products S&P 500 Index Fund

   Fidelity Variable Insurance Products Fund:
      Fidelity Equity-Income Portfolio
      Fidelity High Income Portfolio

   Fidelity Variable Insurance Products Fund II:
      Fidelity Investment Grade Bond Portfolio

   Goldman Sachs Variable Insurance Trust:
      Goldman Sachs MidCap Value Fund

   Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio
      Janus Aspen Series Worldwide Growth Portfolio

   MFS Variable Insurance Trust:
      MFS Emerging Growth Series
      MFS Total Return Series

   Neuberger Berman Advisors:
      Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

   OCC Accumulation Trust:
      OCC Equity Portfolio
      OCC Managed Portfolio
      OCC Small Cap Portfolio

   PIMCO Variable Insurance Trust:
      PIMCO Variable Investment High Yield Fund

   Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds):
      Scudder VIT EAFE(R) Equity Index Fund
      Scudder VIT Small Cap Index Fund

   Templeton Variable Products Series Fund:
      Templeton International Fund - Class 1

   Vanguard Variable Insurance Fund:
      Vanguard VIF Small Company Growth Portfolio

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

          During 2004, there were no new funds added.

2.   Significant Accounting Policies

          These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout these Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

     A. Investment Valuation: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2004. The change in the difference between cost and value is reflected as a change in net unrealized gain (loss) in the Statements of Operations.

     B. Investment Transactions: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2004 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.

     C. Federal Income Taxes: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

     D. Contract Policies: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's original effective date with regard to fee structures.

3.   Investments

     Total mutual fund shares held and cost of investments as of December 31, 2004 were:

Mutual Fund Shares held by Sub-Accounts             Shares Held   Cost of Investments
-------------------------------------------------------------------------------------
Alger American Growth Portfolio                         55,823        $ 2,919,225
Alger American MidCap Growth Portfolio                  26,427            728,397
Alger American Small Capitalization Portfolio            8,279            360,021
Fidelity Equity-Income Portfolio                       125,397          2,788,762
Fidelity High Income Portfolio                          15,335            190,249
Fidelity Investment Grade Bond Portfolio               254,593          3,074,961
Goldman Sachs MidCap Value Fund                         69,865            761,467
Janus Aspen Series Balanced Portfolio                    4,948            127,835
Janus Aspen Series Worldwide Growth Portfolio           59,266          1,344,071
MFS Emerging Growth Series                              28,411            436,647
MFS Total Return Series                                 21,421            396,998
Neuberger Berman AMT Partners Portfolio                     --                 --
OCC Equity Portfolio                                       473             15,450
OCC Managed Portfolio                                    1,083             40,514
OCC Small Cap Portfolio                                 37,488            972,775
PIMCO High Yield Portfolio                             203,471          1,362,427
Scudder VIT EAFE(R) Equity Index Fund                    2,765             32,614
Scudder VIT Small Cap Index Fund                        47,175            479,457
Templeton Foreign Securities Fund - Class 1            178,854          2,567,132
TimesSquare Variable Products Core Plus Bond Fund      878,560          8,701,128
TimesSquare Variable Products Money Market Fund      5,306,182          5,306,182
TimesSquare Variable Products S&P 500 Index Fund     2,230,870         36,268,968
Vanguard VIF Small Company Growth Portfolio             78,804            919,310
-------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

3.   Investments (continued)

Total purchases and sales of shares of each mutual fund for each of the years ended December 31, 2004 2003 and 2002 were as follows:

-----------------------------------------------------------------------------
                                December 31, 2004
-----------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                Purchases       Sales
-----------------------------------------------------------------------------
Alger American Growth Portfolio                      $  687,292   $ 5,954,344
Alger American MidCap Growth Portfolio                   68,447       125,186
Alger American Small Capitalization Portfolio            30,937       297,263
Fidelity Equity-Income Portfolio                        827,835     6,471,625
Fidelity High Income Portfolio                           10,065        26,250
Fidelity Investment Grade Bond Portfolio                247,794       227,670
Goldman Sachs MidCap Value Fund                         452,820     2,916,339
Janus Aspen Series Balanced Portfolio                    20,180       148,259
Janus Aspen Series Worldwide Growth Portfolio           180,606     1,079,070
MFS Emerging Growth Series                              118,798       390,901
MFS Total Return Series                                 202,062       164,398
Neuberger Berman AMT Partners Portfolio                      --            --
OCC Equity Portfolio                                      1,651         4,145
OCC Managed Portfolio                                     1,842         2,707
OCC Small Cap Portfolio                                  52,038       231,791
PIMCO High Yield Portfolio                              729,693     8,320,406
Scudder VIT EAFE(R) Equity Index Fund                       641        12,572
Scudder VIT Small Cap Index Fund                        224,553        64,193
Templeton Foreign Securities Fund - Class 1             800,447     3,584,021
TimesSquare Variable Products Core Plus Bond Fund     3,338,841     7,158,326
TimesSquare Variable Products Money Market Fund       2,072,878     4,108,288
TimesSquare Variable Products S&P 500 Index Fund      7,962,459    11,297,464
Vanguard VIF Small Company Growth Portfolio             434,816     3,235,937
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                              December 31, 2003
-----------------------------------------------------------------------------
Mutual Fund Purchases and Sales                       Purchases      Sales
-----------------------------------------------------------------------------
Alger American Growth Portfolio                      $2,470,281   $ 1,157,870
Alger American MidCap Growth Portfolio                  156,388       497,039
Alger American Small Capitalization Portfolio            35,703        66,068
Fidelity Equity-Income Portfolio                      2,833,477       666,902
Fidelity High Income Portfolio                           17,392        57,880
Fidelity Investment Grade Bond Portfolio                188,117       259,730
Goldman Sachs MidCap Value Fund                       1,356,994       182,473
Janus Aspen Series Balanced Portfolio                    94,602       120,359
Janus Aspen Series Worldwide Growth Portfolio           363,581     1,210,733
MFS Emerging Growth Series                              234,687       702,095
MFS Total Return Series                                 165,244       724,262
Neuberger Berman AMT Partners Portfolio                       1         3,589
OCC Equity Portfolio                                     58,710       330,120
OCC Managed Portfolio                                     1,215        34,720
OCC Small Cap Portfolio                                  81,621       429,339
PIMCO Variable Investment High Yield Fund             4,009,142       901,025
Scudder VIT EAFE(R) Equity Index Fund                     5,505         6,025
Scudder VIT Small Cap Index Fund                        147,133       103,020
Templeton International Fund - Class 1                1,804,276       339,104
TimesSquare Variable Products Core Plus Bond Fund     4,338,827     2,430,507
TimesSquare Variable Products Money Market Fund       8,012,561    11,697,024
TimesSquare Variable Products S&P 500 Index Fund      8,097,703     4,659,723
Vanguard VIF Small Company Growth Portfolio           1,633,208       236,565
------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

3. Investments (continued)

-----------------------------------------------------------------------------
                              December 31, 2002
-----------------------------------------------------------------------------
Mutual Fund Purchases and Sales                       Purchases      Sales
-----------------------------------------------------------------------------
Alger American Growth Portfolio                      $ 2,691,306   $  775,825
Alger American MidCap Growth Portfolio                 2,046,404    3,291,781
Alger American Small Capitalization Portfolio          2,016,088    2,791,548
Fidelity Equity-Income Portfolio                       4,060,176    1,226,802
Fidelity High Income Portfolio                         1,178,706    1,904,703
Fidelity Investment Grade Bond Portfolio                 142,219       91,490
Goldman Sachs MidCap Value Fund                        1,491,551       11,213
Janus Aspen Series Balanced Portfolio                    115,821       43,124
Janus Aspen Series Worldwide Growth Portfolio          2,315,939    3,605,249
MFS Emerging Growth Series                               433,864      494,359
MFS Total Return Series                                  192,958      110,555
Neuberger Berman AMT Partners Portfolio                    4,859        4,986
OCC Equity Portfolio                                      77,891      110,830
OCC Managed Portfolio                                      9,858       33,043
OCC Small Cap Portfolio                                  543,797      283,158
PIMCO Variable Investment High Yield Fund              4,766,749       23,171
Scudder VIT EAFE(R) Equity Index Fund                     36,661       15,311
Scudder VIT Small Cap Index Fund                         384,924      100,306
Templeton International Fund - Class 1                 2,043,315      358,737
TimesSquare Variable Products Core Plus Bond Fund      6,573,428    3,500,938
TimesSquare Variable Products Money Market Fund        6,792,456    5,862,329
TimesSquare Variable Products S&P 500 Index Fund      11,152,744    5,941,226
Vanguard VIF Small Company Growth Portfolio            1,568,353        7,264
-----------------------------------------------------------------------------

Changes in Units Outstanding

The changes in units outstanding for each of the years ended December 31, 2004, 2003 and 2002 were as follows:

--------------------------------------------------------------------------------------------
                                       December 31, 2004
--------------------------------------------------------------------------------------------
                                                        Units         Units     Net Increase
Sub-Account                                             Issued      Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
Alger American Growth Portfolio                          20,559      (177,153)     (156,595)
Alger American MidCap Growth Portfolio                    3,547        (6,626)       (3,079)
Alger American Small Capitalization Portfolio             1,695       (15,035)      (13,340)
Fidelity Equity-Income Portfolio                         29,779      (276,449)     (246,670)
Fidelity High Income Portfolio                               --        (4,042)       (4,042)
Fidelity Investment Grade Bond Portfolio                     57       (17,366)      (17,309)
Goldman Sachs MidCap Value Fund                          24,965      (207,806)     (182,841)
Janus Aspen Series Balanced Portfolio                       731        (6,387)       (5,656)
Janus Aspen Series Worldwide Growth Portfolio             6,765       (41,676)      (34,911)
MFS Emerging Growth Series                                7,396       (24,312)      (16,916)
MFS Total Return Series                                  10,023        (8,197)        1,826
Neuberger Berman AMT Partners Portfolio                      --            --            --
OCC Equity Portfolio                                         47          (129)          (82)
OCC Managed Portfolio                                        30           (68)          (38)
OCC Small Cap Portfolio                                   1,655        (6,682)       (5,026)
PIMCO Variable Investment High Yield Fund                59,407    (1,021,811)     (962,404)
Scudder VIT EAFE(R) Equity Index Fund                        --        (1,492)       (1,492)
Scudder VIT Small Cap Index Fund                         17,649        (5,025)       12,624
Templeton International Fund - Class 1                   61,873      (277,696)     (215,823)
TimesSquare Variable Products Core Plus Bond Fund       294,024      (706,735)     (412,711)
TimesSquare Variable Products Money Market Fund       2,026,070    (4,112,097)   (2,086,027)
TimesSquare Variable Products S&P 500 Index Fund        257,867      (691,599)     (433,732)
Vanguard VIF Small Company Growth Portfolio              25,640      (185,649)     (160,009)
--------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

3. Investments (continued)

--------------------------------------------------------------------------------------------
                                    December 31, 2003
--------------------------------------------------------------------------------------------
                                                        Units         Units     Net Increase
Sub-Account                                             Issued      Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
Alger American Growth Portfolio                        351,439      (126,909)      224,530
Alger American MidCap Growth Portfolio                  11,543       (31,894)      (20,351)
Alger American Small Capitalization Portfolio            5,120        (9,046)       (3,926)
Fidelity Equity-Income Portfolio                       289,292       (62,599)      226,693
Fidelity High Income Portfolio                             799        (6,665)       (5,866)
Fidelity Investment Grade Bond Portfolio                    60       (14,813)      (14,753)
Goldman Sachs MidCap Value Fund                        130,148       (16,257)      113,891
Janus Aspen Series Balanced Portfolio                   10,411       (12,827)       (2,416)
Janus Aspen Series Worldwide Growth Portfolio           42,336      (114,922)      (72,586)
MFS Emerging Growth Series                              34,123       (74,344)      (40,221)
MFS Total Return Series                                 13,359       (52,378)      (39,019)
Neuberger Berman AMT Partners Portfolio                     --          (468)         (468)
OCC Equity Portfolio                                     5,513       (26,958)      (21,445)
OCC Managed Portfolio                                       --        (2,664)       (2,664)
OCC Small Cap Portfolio                                  6,258       (30,898)      (24,640)
PIMCO Variable Investment High Yield Fund              303,386       (72,410)      230,976
Scudder VIT EAFE(R) Equity Index Fund                      842          (902)          (60)
Scudder VIT Small Cap Index Fund                        14,001       (10,028)        3,973
Templeton International Fund - Class 1                 202,660       (37,074)      165,586
TimesSquare Variable Products Core Plus Bond Fund      271,168      (184,183)       86,985
TimesSquare Variable Products Money Market Fund        682,854      (977,719)     (294,865)
TimesSquare Variable Products S&P 500 Index Fund       708,148      (422,407)      285,741
Vanguard VIF Small Company Growth Portfolio            152,588       (21,363)      131,225
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                       December 31, 2002
--------------------------------------------------------------------------------------------
                                                        Units         Units     Net Increase
Sub-Account                                             Issued      Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
Alger American Growth Portfolio                         296,933      (86,269)      210,664
Alger American MidCap Growth Portfolio                  267,264     (491,518)     (224,254)
Alger American Small Capitalization Portfolio           153,625     (328,574)     (174,949)
Fidelity Equity-Income Portfolio                        427,027      (96,733)      330,294
Fidelity High Income Portfolio                          137,914     (277,190)     (139,276)
Fidelity Investment Grade Bond Portfolio                  1,011       (4,330)       (3,319)
Goldman Sachs MidCap Value Fund                         154,521         (518)      154,003
Janus Aspen Series Balanced Portfolio                    13,732       (5,687)        8,045
Janus Aspen Series Worldwide Growth Portfolio           228,210     (434,273)     (206,063)
MFS Emerging Growth Series                               44,829      (59,744)      (14,915)
MFS Total Return Series                                  14,956       (8,052)        6,904
Neuberger Berman AMT Partners Portfolio                     538         (644)         (106)
OCC Equity Portfolio                                      6,182       (8,724)       (2,542)
OCC Managed Portfolio                                       665       (2,898)       (2,233)
OCC Small Cap Portfolio                                  22,192       (4,559)       17,633
PIMCO Variable Investment High Yield Fund               466,767       (1,696)      465,071
Scudder VIT EAFE(R) Equity Index Fund                     4,617       (2,727)        1,890
Scudder VIT Small Cap Index Fund                         37,653      (10,182)       27,471
Templeton International Fund - Class 1                  248,315      (37,576)      210,739
TimesSquare Variable Products Core Plus Bond Fund       513,864     (291,318)      222,546
TimesSquare Variable Products Money Market Fund         583,131     (507,949)       75,182
TimesSquare Variable Products S&P 500 Index Fund      1,008,653     (558,287)      450,366
Vanguard VIF Small Company Growth Portfolio             164,016         (574)      163,442

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

4.   Charges and Deductions

          For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and .15% thereafter. All contracts considered sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

          For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts considered sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

          Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

          CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts considered sold before May 1, 1998. Policy issue fees for 2004, 2003 and 2002 which were deducted from initial premium payments before amounts were invested in the Account, amounted to $9,275, $45,125 and $113,950 respectively.

          For all contracts considered sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. Additional premium loads of 45% of premium payments up to target premium specified in the policy are deducted in the first policy year and an additional 12% of premium payments up to target premium are deducted in years two through ten. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

          For all contracts considered sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, are deducted in the first policy year. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium are deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

          CG Life charges a monthly operations fee of $8 per month per policy. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

          CG Life deducts a monthly charge for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

          CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2004, 2003 or 2002.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

4.   Charges and Deductions (continued)

          Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and charges for cost of insurance, by variable sub-account, for the years ended December 31, 2004, 2003 and 2002 amounted to:

-------------------------------------------------------------------------------------
         Premium Loads, net of (Refunds)
Sub-Account                                            2004       2003        2002
-------------------------------------------------------------------------------------
Alger American Growth Portfolio                     ($ 10,408)  $181,129   $  138,428
Alger American MidCap Growth Portfolio                  5,068      5,552      136,424
Alger American Small Capitalization Portfolio              15      2,714      136,042
Fidelity Equity-Income Portfolio                       13,757    211,091       54,250
Fidelity High Income Portfolio                             --         --       63,619
Fidelity Investment Grade Bond Portfolio                   72         --          974
Goldman Sachs MidCap Value Fund                        (6,144)    88,446          386
Janus Aspen Series Balanced Portfolio                     740      5,949        8,150
Janus Aspen Series Worldwide Growth Portfolio          17,345     26,922      164,393
MFS Emerging Growth Series                              8,027     18,393       29,261
MFS Total Return Series                                 3,503      6,735       10,917
Neuberger Berman AMT Partners Portfolio                    --         --          480
OCC Equity Portfolio                                      104      4,468        5,195
OCC Managed Portfolio                                      42         --          674
OCC Small Cap Portfolio                                  (282)     1,912        5,865
PIMCO High Yield Portfolio                            (14,253)   263,257           29
Scudder VIT EAFE(R) Equity Index Fund                    (228)       299          172
Scudder VIT Small Cap Index Fund                       21,018     18,262       17,151
Templeton Foreign Securities Fund - Class 1            17,397    106,260       35,610
TimesSquare Variable Products Core Plus Bond Fund     338,136    229,829      152,885
TimesSquare Variable Products Money Market Fund        83,573    999,644    1,750,075
TimesSquare Variable Products S&P 500 Index Fund      464,130    338,867      524,067
Vanguard VIF Small Company Growth Portfolio               531     88,200          794
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                  Administrative Fees
Sub-Account                                           2004      2003      2002
-------------------------------------------------------------------------------
Alger American Growth Portfolio                     $ 6,228   $10,440   $ 9,678
Alger American MidCap Growth Portfolio                1,235     1,838     7,215
Alger American Small Capitalization Portfolio           656       777     6,771
Fidelity Equity-Income Portfolio                     10,846    14,800    12,214
Fidelity High Income Portfolio                          300       436     3,325
Fidelity Investment Grade Bond Portfolio                966     1,687     1,811
Goldman Sachs MidCap Value Fund                       2,636     4,076       567
Janus Aspen Series Balanced Portfolio                   326       786       674
Janus Aspen Series Worldwide Growth Portfolio         3,326     6,144    12,156
MFS Emerging Growth Series                            1,200     2,979     4,708
MFS Total Return Series                               1,481     1,508     1,407
Neuberger Berman AMT Partners Portfolio                  --        14        51
OCC Equity Portfolio                                     81     1,270     1,526
OCC Managed Portfolio                                   147       245       307
OCC Small Cap Portfolio                                 828     1,116     1,342
PIMCO High Yield Portfolio                            6,466    12,524     1,740
Scudder VIT EAFE(R) Equity Index Fund                    28        39       100
Scudder VIT Small Cap Index Fund                      1,425     1,315       318
Templeton Foreign Securities Fund - Class 1           6,476     6,575     6,533
TimesSquare Variable Products Core Plus
   Bond Fund                                         27,945    27,580    18,784
TimesSquare Variable Products Money Market Fund       8,389    64,128   105,170
TimesSquare Variable Products S&P 500 Index Fund     57,951    51,293    51,006
Vanguard VIF Small Company Growth Portfolio           4,467     4,732       655
-------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

4.   Charges and Deductions (continued)

--------------------------------------------------------------------------------------
            Costs of Insurance Deduction
Sub-Account                                            2004         2003        2002
--------------------------------------------------------------------------------------
Alger American Growth Portfolio                     $   84,020   $  121,682   $116,081
Alger American MidCap Growth Portfolio                  64,122       64,211    105,024
Alger American Small Capitalization Portfolio            8,483        9,560     62,790
Fidelity Equity-Income Portfolio                       139,106      161,318     96,361
Fidelity High Income Portfolio                           5,102        6,901     31,834
Fidelity Investment Grade Bond Portfolio                37,755       54,851     56,393
Goldman Sachs MidCap Value Fund                         29,365       39,956      4,741
Janus Aspen Series Balanced Portfolio                    8,074       14,271     11,366
Janus Aspen Series Worldwide Growth Portfolio           86,725      139,313    181,518
MFS Emerging Growth Series                              45,480       79,897     78,792
MFS Total Return Series                                 49,476       48,615     43,872
Neuberger Berman AMT Partners Portfolio                     --           45        206
OCC Equity Portfolio                                     1,348       36,919     37,378
OCC Managed Portfolio                                    1,553        2,165      6,915
OCC Small Cap Portfolio                                 25,040       24,268     23,302
PIMCO High Yield Portfolio                              71,484      126,973     15,377
Scudder VIT EAFE(R) Equity Index Fund                    6,261        5,469      4,447
Scudder VIT Small Cap Index Fund                        35,673       29,115      8,952
Templeton Foreign Securities Fund - Class 1            124,945       76,165     50,337
TimesSquare Variable Products Core Plus Bond Fund      320,764      359,047    279,027
TimesSquare Variable Products Money Market Fund        156,134      190,068    362,245
TimesSquare Variable Products S&P 500 Index Fund     1,062,710    1,011,043    969,160
Vanguard VIF Small Company Growth Portfolio             88,054       43,020      5,659
--------------------------------------------------------------------------------------

          For policies considered issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

          For policies considered issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

          Premium load refunds for the years ended December 31, 2004, 2003 and 2002, amounted to $13,886, $570,429 and $673,534 respectively.

          For partial surrenders, a transaction charge of the lesser of $25 or 2% of the accumulation value is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

          Partial surrender transaction charges paid to CG Life for the years ended December 31, 2004, 2003 and 2002 were $3,824, $325 and $200 respectively.

5.   Distribution of Net Income

          The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)
--------------------------------------------------------------------------------

6.   Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7.   Related Party Transactions

          During the year ended December 31, 2004, management fees were paid to Times Square Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Core Plus Bond Fund.

          Effective November 2004, CG Life sold its advisory business to a third party. As a result of this sale, subject to shareholders' approval, in 2005, these funds are expected to be merged with other, similar funds, managed by other investment management companies.

8.   Financial Highlights

          A summary of Financial Highlights of the Account for the three years ended December 31, 2004, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of net realized capital gains, received by the sub-account from the underlying mutual funds, net of management fees assessed by the fund managers, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, which result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is effected by the timing of the declaration of dividends by the underlying mutual funds in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the years ended December 31, 2004, 2003 and 2002. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds are excluded.

*** These amounts represent the total return for the year ended December 31, 2004, 2003 and 2002 or shorter period if the fund was initially invested in during the year, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**** Note that for the period of 1/1/2004 -12/31/2004, there were no invested assets associated with the following funds: 1.) Fidelity Investment Grade Bond Portfolio (RVUL 2), 2.) Neuberger Berman AMT Partners Portfolio (RVUL 1 and RVUL
2) and 3.) OCC Equity Portfolio (RVUL 2).

                         ALGER AMERICAN GROWTH PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                      Contracts considered       Contracts considered
                                    sold before May 1, 1998   sold after April 30, 1998
                                           (RVUL 1)                    (RVUL 2)
                                    -----------------------   -------------------------
Net unit value, beginning of
   period                                   $14.91                    $ 8.79
                                            ------                    ------
Income from investment
   operations:
Net investment income (loss)                 (0.34)                    (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                               1.01                      0.48
                                            ------                    ------
Total income from investment
   operations                               $ 0.67                    $ 0.42
                                            ------                    ------
Net unit value, end of period               $15.58                    $ 9.21
                                            ======                    ======
Total Return *** :                            4.49%                     4.78%

Supplemental Data:
Net assets, end of period (000's)           $  276                    $1,684
Ratio to average net assets:
   Expenses **                                0.95%                     0.65%
   Investment Income *                        0.00%                     0.00%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                      Contracts considered      Contracts considered
                                    sold before May 1, 1998   sold after April 30, 1998
                                           (RVUL 1)                    (RVUL 2)
                                    -----------------------   -------------------------
Net unit value, beginning
   of period                                $19.42                    $13.81
                                            ------                    ------
Income from investment
   operations:
Net investment income (loss)                 (0.22)                    (0.15)
Net realized and unrealized
   gain (loss) on investment
   transactions                               2.55                      1.85
                                            ------                    ------
Total income from investment
   operations                               $ 2.33                    $ 1.70
                                            ------                    ------
Net unit value, end of
   period                                   $21.75                    $15.51
                                            ======                    ======
Total Return *** :                           12.00%                    12.31%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  396                    $  153
Ratio to average net assets:
   Expenses **                                0.95%                     0.65%
   Investment Income *                        0.00%                     0.00%

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                      Contracts considered      Contracts considered
                                    sold before May 1, 1998   sold after April 30, 1998
                                           (RVUL 1)                  (RVUL 2)
                                    -----------------------   -------------------------
Net unit value, beginning
   of period                                $10.58                    $ 7.93
                                            ------                    ------
Income from investment
   operations:
Net investment income (loss)                 (0.13)                    (0.09)
Net realized and unrealized
   gain (loss) on investment
   transactions                               1.77                      1.34
                                            ------                    ------
Total income from investment
   operations                               $ 1.64                    $ 1.25
                                            ------                    ------
Net unit value, end of
   period                                   $12.22                    $ 9.18
                                            ======                    ======
Total Return *** :                           15.50%                    15.76%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  156                    $   12
Ratio to average net assets:
   Expenses **                                0.95%                     0.65%
   Investment Income *                        0.00%                     0.00%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                      Contracts considered       Contracts considered
                                    sold before May 1, 1998   sold after April 30, 1998
                                           (RVUL 1)                  (RVUL 2)
                                    -----------------------  --------------------------
Net unit value, beginning
   of period                                $14.86                    $11.70
                                            ------                    ------
Income from investment
   operations:
Net investment income (loss)                  0.14                      0.17
Net realized and unrealized
   gain (loss) on investment
   transactions                               1.42                      1.09
                                            ------                    ------
Total income from investment
   operations                               $ 1.56                    $ 1.26
                                            ------                    ------
Net unit value, end of
   period                                   $16.42                    $12.96
                                            ======                    ======
Total Return *** :                           10.50%                    10.77%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  833                    $2,349
Ratio to average net assets:
   Expenses **                                0.95%                     0.65%
   Investment Income *                        1.87%                     2.38%

                         FIDELITY HIGH INCOME PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                    Contracts considered sold   Contracts considered sold
                                       before May 1, 1998          after April 30, 1998
                                            (RVUL 1)                     (RVUL 2)
                                    -------------------------   -------------------------
Net unit value, beginning
   of period                                   $10.16                      $ 9.24
                                               ------                      ------
Income from investment
   operations:
Net investment income (loss)                     0.82                        0.83
Net realized and unrealized
   gain (loss) on investment
   transactions                                  0.05                       (0.01)
                                               ------                      ------
Total income from investment
   operations                                  $ 0.87                      $ 0.82
                                               ------                      ------
Net unit value, end of
   period                                      $11.03                      $10.06
                                               ======                      ======
Total Return *** :                               8.56%                       8.87%

Supplemental Data:
Net assets, end of period
   (000's)                                     $   52                      $   55
Ratio to average net assets:
   Expenses **                                   0.95%                       0.65%
   Investment Income *                           8.98%                       9.85%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                    Contracts considered sold   Contracts considered sold
                                        before May 1, 1998         after April 30, 1998
                                             (RVUL 1)                    (RVUL 2)
                                    -------------------------   -------------------------
Net unit value, beginning
   of period ****                              $15.46                     $  --
                                               ------                     -----
Income from investment
   operations:
Net investment income (loss)                     0.50                        --
Net realized and unrealized
   gain (loss) on investment
   transactions                                  0.03                      0.00
                                               ------                     -----
Total income from investment
   operations                                  $ 0.53                     $  --
                                               ------                     -----
Net unit value, end of
   period                                      $15.99                     $  --
                                               ======                     =====
Total Return *** :                               3.43%                     0.00%

Supplemental Data:
Net assets, end of period
   (000's)                                     $3,373                     $  --
Ratio to average net assets:
   Expenses **                                   0.95%                     0.65%
   Investment Income *                           4.16%                       --

                           GOLDMAN SACHS MID CAP VALUE
                                December 31, 2004
                              Financial Highlights

                                    Contracts considered sold   Contracts considered sold
                                        before May 1, 1998         after April 30, 1998
                                             (RVUL 1)                    (RVUL 2)
                                    -------------------------   -------------------------
Net unit value, beginning
   of period or initial
   date of investment                           $13.29                     $12.28
                                                ------                     ------
Income from investment
   operations:
Net investment income (loss)                     (0.16)                     (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                                   3.44                       3.13
                                                ------                     ------
Total income from investment
   operations                                   $ 3.28                     $ 3.07
                                                ------                     ------
Net unit value, end of
   period                                       $16.57                     $15.35
                                                ======                     ======
Total Return *** :                               24.68%                     25.00%

Supplemental Data:
Net assets, end of period
   (000's)                                      $   35                     $1,033
Ratio to average net assets:
   Expenses **                                    0.95%                      0.65%
   Investment Income *                            0.33%                      0.37%

================================================================================

                      JANUS ASPEN SERIES BALANCED PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                    Contracts considered sold   Contracts considered sold
                                        before May 1, 1998         after April 30, 1998
                                              (RVUL 1)                    (RVUL 2)
                                    -------------------------   -------------------------
Net unit value, beginning
   of period                                    $ 9.59                     $ 9.43
                                                ------                     ------
Income from investment
   operations:
Net investment income (loss)                      0.08                       0.08
Net realized and unrealized
   gain (loss) on investment
   transactions                                   0.64                       0.66
                                                ------                     ------
Total income from investment
   operations                                   $ 0.72                     $ 0.74
                                                ------                     ------
Net unit value, end of
   period                                       $10.31                     $10.17
                                                ======                     ======
Total Return *** :                                7.51%                      7.85%

Supplemental Data:
Net assets, end of period
   (000's)                                      $   42                     $   79
Ratio to average net assets:
   Expenses **                                    0.95%                      0.65%
   Investment Income *                            1.76%                      1.78%

                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                                    Contracts considered sold   Contracts considered sold
                                        before May 1, 1998         after April 30, 1998
                                              (RVUL 1)                    (RVUL 2)
                                    -------------------------   -------------------------
Net unit value, beginning
   of period                                    $13.78                     $9.35
                                                ------                     -----
Income from investment
   operations:
Net investment income (loss)                     (0.03)                     0.01
Net realized and unrealized
   gain (loss) on investment
   transactions                                   0.55                      0.38
                                                ------                     -----
Total income from investment
   operations                                   $ 0.52                     $0.39
                                                ------                     -----
Net unit value, end of
   period                                       $14.30                     $9.74
                                                ======                     =====
Total Return *** :                                3.77%                     4.17%

Supplemental Data:
Net assets, end of period
   (000's)                                      $1,062                     $ 525
Ratio to average net assets:
   Expenses **                                    0.95%                     0.65%
   Investment Income *                            0.82%                     1.20%

================================================================================

                           MFS EMERGING GROWTH SERIES
                                December 31, 2004
                              Financial Highlights

                                    Contracts considered sold   Contracts considered sold
                                        before May 1, 1998         after April 30, 1998
                                              (RVUL 1)                    (RVUL 2)
                                    -------------------------   -------------------------
Net unit value, beginning
   of period                                    $12.06                     $ 7.70
                                                ------                     ------
Income from investment
   operations:
Net investment income (loss)                     (0.13)                     (0.08)
Net realized and unrealized
   gain (loss) on investment
   transactions                                   1.56                       1.02
                                                ------                     ------
Total income from investment
   operations                                   $ 1.43                     $ 0.94
                                                ------                     ------
Net unit value, end of
   period                                       $13.49                     $ 8.64
                                                ======                     ======
Total Return *** :                               11.86%                     12.21%

Supplemental Data:
Net assets, end of period
   (000's)                                      $  320                     $  178
Ratio to average net assets:
   Expenses **                                    0.95%                      0.65%
   Investment Income *                            0.00%                      0.00%

                             MFS TOTAL RETURN SERIES
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                (RVUL 1)                                          (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                      $16.14                                          $12.29
                                                  ------                                          ------
Income from investment
   operations:
Net investment income (loss)                       (0.02)                                           0.02
Net realized and unrealized
   gain (loss) on investment
   transactions                                     1.67                                            1.28
                                                  ------                                          ------
Total income from investment
   operations                                     $ 1.65                                          $ 1.30
                                                  ------                                          ------

Net unit value, end of
   period                                         $17.79                                          $13.59
                                                  ======                                          ======

Total Return ***:                                  10.22%                                          10.58%

Supplemental Data:
Net assets, end of period
   (000's)                                        $  104                                          $  355
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              0.95%                                           1.25%

================================================================================

                     NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                       (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period or initial date
   of investment ****                             $  --                                           $  --
                                                  -----                                           -----

Income from investment
   operations:
Net investment income (loss)                         --                                              --
Net realized and unrealized
   gain (loss) on investment
   transactions                                    0.00                                            0.00
                                                  -----                                           -----

Total income from investment
   operations                                     $  --                                           $  --
                                                  -----                                           -----

Net unit value, end of
   period                                         $  --                                           $  --
                                                  =====                                           =====

Total Return ***:                                  0.00%                                           0.00%

Supplemental Data:
Net assets, end of period
   (000's)                                        $  --                                           $  --
Ratio to average net assets:
   Expenses **                                     0.95%                                           0.65%
   Investment Income *                               --                                              --

                              OCC EQUITY PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period ****                                $13.29                                           $  --
                                                 ------                                           -----

Income from investment
   operations:
Net investment income (loss)                      (0.06)                                             --
Net realized and unrealized
   gain (loss) on investment
   transactions                                    1.50                                            0.00
                                                 ------                                           -----

Total income from investment
   operations                                    $ 1.44                                           $  --
                                                 ------                                           -----

Net unit value, end of
   period                                        $14.73                                           $  --
                                                 ======                                           =====

Total Return ***:                                 10.84%                                           0.00%

Supplemental Data:
Net assets, end of period
   (000's)                                       $   17                                           $  --
Ratio to average net assets:
   Expenses **                                     0.95%                                           0.65%
   Investment Income *                             1.02%                                           0.00%

================================================================================

                              OCC MANAGED PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                     $13.17                                          $11.08
                                                 ------                                          ------

Income from investment
   operations:
Net investment income (loss)                       0.02                                            0.05
Net realized and unrealized
   gain (loss) on investment
   transactions                                    1.26                                            1.06
                                                 ------                                          ------

Total income from investment
   operations                                    $ 1.28                                          $ 1.11
                                                 ------                                          ------

Net unit value, end of
   period                                        $14.45                                          $12.19
                                                 ======                                          ======

Total Return ***:                                  9.72%                                          10.02%

Supplemental Data:
Net assets, end of period
   (000's)                                       $   44                                          $    2
Ratio to average net assets:
   Expenses **                                     0.95%                                           0.65%
   Investment Income *                             1.43%                                           1.70%

                             OCC SMALL CAP PORTFOLIO
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                     $17.69                                          $17.10
                                                 ======                                          ------

Income from investment
   operations:
Net investment income (loss)                      (0.18)                                          (0.17)
Net realized and unrealized
   gain (loss) on investment
   transactions                                    3.15                                            3.10
                                                 ------                                          ------

Total income from investment
   operations                                    $ 2.97                                          $ 2.93
                                                 ------                                          ------

Net unit value, end of
   period                                        $20.66                                          $20.03
                                                 ======                                          ======

Total Return ***:                                 16.79%                                          17.13%

Supplemental Data:
Net assets, end of period
   (000's)                                       $1,309                                          $   46
Ratio to average net assets:
   Expenses **                                     0.95%                                           0.65%
   Investment Income *                             0.05%                                           0.05%

================================================================================

                    PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                     $12.83                                          $13.38
                                                 ======                                          ------

Income from investment
   operations:
Net investment income (loss)                       0.75                                            0.75
Net realized and unrealized
   gain (loss) on investment                         --                                              --
   transactions                                    0.35                                            0.43
                                                 ------                                          ------

Total income from investment
   operations                                    $ 1.10                                          $ 1.18
                                                 ------                                          ------
Net asset value, end of
   period                                        $13.93                                          $14.56
                                                 ======                                          ======

Total Return ***:                                  8.57%                                           8.82%

Supplemental Data:
Net assets, end of period
   (000's)                                       $   35                                          $1,674
Ratio to average net assets:
   Expenses **                                     0.95%                                           0.65%
   Investment Income *                             6.39%                                           6.31%

                      SCUDDER VIT EAFE(R)EQUITY INDEX FUND
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                      $ 8.14                                          $ 7.06
                                                  ------                                          ------
Income from investment
   operations:
Net investment income (loss)                        0.10                                            0.11
Net realized and unrealized
   gain (loss) on investment
   transactions                                     1.36                                            1.18
                                                  ------                                          ------
Total income from investment
   operations                                     $ 1.46                                          $ 1.29
                                                  ------                                          ------
Net unit value, end of
   period                                         $ 9.60                                          $ 8.35
                                                  ======                                          ======

Total Return *** :                                 17.94%                                          18.27%

Supplemental Data:
Net assets, end of period
   (000's)                                        $   24                                          $    2
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              2.23%                                           2.60%

================================================================================

                        SCUDDER VIT SMALL CAP INDEX FUND
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                      $13.86                                          $13.08
                                                  ------                                          ------
Income from investment
   operations:
Net investment income (loss)                       (0.09)                                          (0.08)
Net realized and unrealized
   gain (loss) on investment
   transactions                                     2.39                                            2.31
                                                  ------                                          ------
Total income from investment
   operations                                     $ 2.30                                          $ 2.23
                                                  ------                                          ------
Net unit value, end of
   period                                         $16.16                                          $15.31
                                                  ======                                          ======

Total Return *** :                                 16.59%                                          17.05%

Supplemental Data:
Net assets, end of period
   (000's)                                        $   77                                          $  600
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              0.36%                                           0.38%

                     TEMPLETON INTERNATIONAL FUND - CLASS 1
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                      $12.43                                          $10.24
                                                  ------                                          ------
Income from investment
   operations:
Net investment income (loss)                       (0.01)                                           0.01
Net realized and unrealized
   gain (loss) on investment
   transactions                                     2.22                                            1.84
                                                  ------                                          ------
Total income from investment
   operations                                     $ 2.21                                          $ 1.85
                                                  ------                                          ------
Net unit value, end of
   period                                         $14.64                                          $12.09
                                                  ======                                          ======

Total Return *** :                                 17.78%                                          18.07%

Supplemental Data:
Net assets, end of period
   (000's)                                        $1,026                                          $1,573
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              0.88%                                           1.08%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS CORE PLUS BOND FUND
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                      $13.15                                          $13.49
                                                  ------                                          ------
Income from investment
   operations:
Net investment income (loss)                        0.37                                            0.37
Net realized and unrealized
   gain (loss) on investment
   transactions                                     0.08                                            0.14
                                                  ------                                          ------
Total income from investment
   operations                                     $ 0.45                                          $ 0.51
                                                  ------                                          ------
Net unit value, end of
   period                                         $13.60                                          $14.00
                                                  ======                                          ======

Total Return *** :                                  3.42%                                           3.78%

Supplemental Data:
Net assets, end of period
   (000's)                                        $  634                                          $8,125
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              3.81%                                           3.69%

                 TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                      $12.21                                          $11.64
                                                  ------                                          ------
Income from investment
     operations:
Net investment income (loss)                       (0.01)                                             --
Net realized and unrealized
   gain (loss) on investment
   transactions                                     0.01                                            0.04
                                                  ------                                          ------
Total income from investment
   operations                                     $   --                                          $ 0.04
                                                  ------                                          ------
Net unit value, end of
   period                                         $12.21                                          $11.68
                                                  ======                                          ======

Total Return *** :                                  0.00%                                           0.34%

Supplemental Data:
Net assets, end of period
   (000's)                                        $4,037                                          $1,269
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              0.93%                                           0.98%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period                                     $ 14.00                                          $ 10.30
                                                 =======                                         =======
Income from investment
     operations:
Net investment income (loss)                        0.07                                             0.10
Net realized and unrealized
   gain (loss) on investment
   transactions                                     1.27                                             0.93
                                                 -------                                          -------
Total income from investment
   operations                                    $  1.34                                          $  1.03
                                                 -------                                          -------
Net unit value, end of
   period                                        $ 15.34                                          $ 11.33
                                                 =======                                          =======
Total Return *** :                                  9.57%                                           10.00%
Supplemental Data:
Net assets, end of period
   (000's)                                       $22,665                                          $11,490
Ratio to average net assets:
   Expenses **                                      0.95%                                            0.65%
   Investment Income *                              1.49%                                            2.01%

                        VANGUARD VIF SMALL COMPANY GROWTH
                                December 31, 2004
                              Financial Highlights

                               Contracts considered sold before May 1, 1998   Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                               --------------------------------------------   ----------------------------------------------
Net unit value, beginning
   of period
                                                  $13.65                                          $13.70
                                                  ======                                          ------
Income from investment
   operations:
Net investment income (loss)                       (0.12)                                          (0.05)
Net realized and unrealized
   gain (loss) on investment                        2.06                                            2.05
                                                  ------                                          ------
Total income from investment
   operations                                     $ 1.94                                          $ 2.00
                                                  ------                                          ------
Net unit value, end of
   period                                         $15.59                                          $15.70
                                                  ======                                          ======

Total Return *** :                                 14.21%                                          14.60%

Supplemental Data:
Net assets, end of period
   (000's)                                        $  538                                          $  997
Ratio to average net assets:
   Expenses **                                      0.95%                                           0.65%
   Investment Income *                              0.06%                                           0.14%

================================================================================

                         ALGER AMERICAN GROWTH PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $11.14                            $ 6.54
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                 (0.12)                            (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                               3.89                              2.30
                                            ------                            ------
Total from investment
   operations                               $ 3.77                            $ 2.25
                                            ------                            ------
Net unit value, end of
   period                                   $14.91                            $ 8.79
                                            ======                            ======
Total Return *** :                           33.86%                            34.38%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  253                            $6,818
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.00%                             0.00%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $13.27                            $ 9.40
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                 (0.15)                            (0.07)
Net realized and unrealized
   gain (loss) on investment
   transactions                               6.30                              4.48
                                            ------                            ------
Total from investment
   operations                               $ 6.15                            $ 4.41
                                            ------                            ------
Net unit value, end of
   period                                   $19.42                            $13.81
                                            ======                            ======
Total Return *** :                           46.37%                            46.90%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  391                            $  152
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.00%                             0.00%

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 7.51                            $ 5.61
                                            ------                            ------

Income from investment
   operations:
Net investment income (loss)                 (0.08)                            (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                               3.16                              2.36
                                            ------                            ------
Total from investment
   operations                               $ 3.07                            $ 2.32
                                            ------                            ------
Net unit value, end of
   period                                   $10.58                            $ 7.93
                                            ======                            ======
Total Return *** :                           40.94%                            41.32%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  364                            $   12
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.00%                             0.00%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                     April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $11.51                            $ 9.04
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.06                              0.12
Net realized and unrealized
   gain (loss) on investment
   transactions                               3.29                              2.54
                                            ------                            ------
Total from investment
   operations                               $ 3.35                            $ 2.66
                                            ------                            ------
Net unit value, end of
   period                                   $14.86                            $11.70
                                            ======                            ======
Total Return *** :                           29.12%                            29.42%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  979                            $7,517
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        1.46%                             1.83%

                         FIDELITY HIGH INCOME PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 8.06                            $ 7.31
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.69                              0.72
Net realized and unrealized
   gain (loss) on investment
   transactions                               1.41                              1.21
                                            ------                            ------
Total from investment
   operations                               $ 2.11                            $ 1.93
                                            ------                            ------
Net unit value, end of
   period                                   $10.16                            $ 9.24
                                            ======                            ======
Total Return *** :                           26.16%                            26.44%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   69                            $   54
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        8.60%                             9.39%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $14.83                            $13.42
                                            ------                            ------
Income from investment
     operations:
Net investment income (loss)                  0.45                              0.48
Net realized and unrealized
   gain (loss) on investment
   transactions                               0.18                              0.13
                                            ------                            ------
Total from investment
   operations                               $ 0.63                            $ 0.60
                                            ------                            ------
Net unit value, end of
   period                                   $15.46                            $14.02
                                            ======                            ======
Total Return *** :                            4.22%                             4.50%

Supplemental Data:
Net assets, end of period
   (000's)                                  $3,450                            $   --
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        3.90%                             4.39%

                           GOLDMAN SACHS MID CAP VALUE
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period or initial date
      of investment
   (February 2003)                          $10.17                            $ 9.62
                                            ======                            ------
Income from investment
   operations:
Net investment income (loss)                 (0.01)                             0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                               3.13                              2.62
                                            ------                            ------
Total from investment
   operations                               $ 3.12                            $ 2.66
                                            ------                            ------
Net unit value, end of
   period                                   $13.29                            $12.28
                                            ======                            ======
Total Return *** :                           30.64%                            27.60%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   17                            $3,272
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.88%                             0.98%

================================================================================

                      JANUS ASPEN SERIES BALANCED PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 8.49                            $ 8.32
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.10                              0.13
Net realized and unrealized
   gain (loss) on investment
   transactions                               1.00                              0.98
                                            ------                            ------
Total from investment
   operations                               $ 1.10                            $ 1.11
                                            ------                            ------
Net unit value, end of
   period                                   $ 9.59                            $ 9.43
                                            ======                            ======
Total Return *** :                           12.91%                            13.33%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   74                            $  167
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        2.11%                             2.14%

                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                            (RVUL 1)                          (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                               $11.22                             $ 7.59
                                           ------                             ------
Income from investment
   operations:
Net investment income (loss)                   --                               0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                              2.56                               1.71
                                           ------                             ------
Total from investment
   operations                              $ 2.57                             $ 1.76
                                           ------                             ------
Net unit value, end of
   period                                  $13.78                             $ 9.35
                                           ======                             ======
Total Return *** :                          22.89%                             23.24%

Supplemental Data:
Net assets, end of period
   (000's)                                 $1,562                             $  851
Ratio to average net assets:
   Expenses **                               0.95%                              0.65%
   Investment Income *                       0.94%                              1.37%

================================================================================

                           MFS EMERGING GROWTH SERIES
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                            (RVUL 1)                          (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                               $ 9.35                             $ 5.95
                                           ------                             ------
Income from investment
     operations:
Net investment income (loss)                (0.10)                             (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                              2.81                               1.80
                                           ------                             ------
Total from investment
   operations                              $ 2.71                             $ 1.75
                                           ------                             ------
Net unit value, end of
   period                                  $12.06                             $ 7.70
                                           ======                             ======
Total Return *** :                          28.94%                             29.42%

Supplemental Data:
Net assets, end of period
   (000's)                                 $  296                             $  407
Ratio to average net assets:
   Expenses **                               0.95%                              0.65%
   Investment Income *                       0.00%                              0.00%

                             MFS TOTAL RETURN SERIES
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                            (RVUL 1)                          (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                               $14.00                              $10.63
                                           ------                              ------
Income from investment
   operations:
Net investment income (loss)                 0.23                                0.28
Net realized and unrealized
   gain (loss) on investment
   transactions                              1.91                                1.38
                                           ------                              ------
Total from investment
   operations                              $ 2.14                              $ 1.66
                                           ------                              ------
Net unit value, end of
   period                                  $16.14                              $12.29
                                           ======                              ======
Total Return *** :                          15.25%                              15.60%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   59                              $  320
Ratio to average net assets:
   Expenses **                               0.95%                               0.65%
   Investment Income *                       2.51%                               3.16%

================================================================================

                     NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                            (RVUL 1)                          (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 7.13                             $ 7.74
                                            ------                             ------
Income from investment
   operations:
Net investment income (loss)                    --                              (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                               2.41                               2.72
                                            ------                             ------
Total from investment
   operations                               $ 2.41                             $ 2.65
                                            ------                             ------
Net unit value, end of
   period                                   $ 9.54                             $10.39
                                            ======                             ======
Total Return *** :                           33.78%                             34.29%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   --                             $   --
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                          --                                 --

                              OCC EQUITY PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $10.43                            $ 7.92
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.06                              0.11
Net realized and unrealized
   gain (loss) on investment
   transactions                               2.79                              2.08
                                            ------                            ------
Total from investment
   operations                               $ 2.86                            $ 2.19
                                            ------                            ------
Net unit value, end of
   period                                   $13.29                            $10.11
                                            ======                            ======
Total Return *** :                           27.40%                            27.71%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   18                            $   --
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        1.57%                             2.07%

================================================================================

                              OCC MANAGED PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $10.92                            $ 9.17
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.10                              0.15
Net realized and unrealized
   gain (loss) on investment
   transactions                               2.14                              1.76
                                            ------                            ------
Total from investment
   operations                               $ 2.25                            $ 1.91
                                            ------                            ------
Net unit value, end of
   period                                   $13.17                            $11.08
                                            ======                            ======
Total Return *** :                           20.58%                            20.81%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   41                            $    2
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        1.83%                             2.17%

                             OCC SMALL CAP PORTFOLIO
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $12.52                            $12.07
                                            ======                            ------
Income from investment
   operations:
Net investment income (loss)                 (0.13)                            (0.08)
Net realized and unrealized
   gain (loss) on investment
   transactions                               5.30                              5.11
                                            ------                            ------
Total from investment
   operations                               $ 5.17                            $ 5.03
                                            ------                            ------
Net unit value, end of
   period                                   $17.69                            $17.10
                                            ======                            ======
Total Return *** :                           41.30%                            41.69%

Supplemental Data:
Net assets, end of period
   (000's)                                  $1,210                            $   93
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.06%                             0.06%

================================================================================

                    PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $10.54                            $10.95
                                            ======                            ------
Income from investment
   operations:
Net investment income (loss)                  0.82                              0.83
Net realized and unrealized
   gain (loss) on investment                    --                                --
   transactions                               1.47                              1.59
                                            ------                            ------
Total from investment
   operations                               $ 2.29                            $ 2.43
                                            ------                            ------
Net unit value, end of
Net asset value, end of
   period                                   $12.83                            $13.38
                                            ======                            ======
Total Return *** :                           21.74%                            22.16%

Supplemental Data:
Net assets, end of period
   (000's)                                  $    7                            $9,304
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        8.16%                             7.46%

                      SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 6.16                            $ 5.32
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.25                              0.27
Net realized and unrealized
   gain (loss) on investment
   transactions                               1.73                              1.47
                                            ------                            ------
Total from investment
   operations                               $ 1.98                            $ 1.74
                                            ------                            ------
Net unit value, end of
   period                                   $ 8.14                            $ 7.06
                                            ======                            ======
Total Return *** :                           32.13%                            32.62%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   27                            $    8
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        4.59%                             5.15%

================================================================================

                        SCUDDER VIT SMALL CAP INDEX FUND
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 9.55                            $ 8.99
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.02                              0.05
Net realized and unrealized
   gain (loss) on investment
   transactions                               4.29                              4.05
                                            ------                            ------
Total from investment
   operations                               $ 4.31                            $ 4.09
                                            ------                            ------
Net unit value, end of
   period                                   $13.86                            $13.08
                                            ======                            ======
Total Return *** :                           45.11%                            45.55%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   36                            $  385
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        1.07%                             1.07%

                      TEMPLETON INTERNATIONAL FUND - CLASS 1
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 9.47                            $ 7.77
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.07                              0.11
Net realized and unrealized
   gain (loss) on investment
   transactions                               2.89                              2.36
                                            ------                            ------
Total from investment
   operations                               $ 2.96                            $ 2.47
                                            ------                            ------
Net unit value, end of
   period                                   $12.43                            $10.24
                                            ======                            ======
Total Return *** :                           31.30%                            31.77%

Supplemental Data:
Net assets, end of period
   (000's)                                  $1,136                            $3,714
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        1.61%                             1.96%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTSCORE PLUS BOND FUND
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $12.41                            $12.70
                                            ------                            ------
Income from investment
     operations:
Net investment income (loss)                  0.78                              0.81
Net realized and unrealized
   gain (loss) on investment
   transactions                              (0.04)                            (0.02)
                                            ------                            ------
Total from investment
   operations                               $ 0.74                            $ 0.79
                                            ------                            ------
Net unit value, end of
   period                                   $13.15                            $13.49
                                            ======                            ======
Total Return *** :                            5.95%                             6.26%

Supplemental Data:
Net assets, end of period
   (000's)                                  $4,327                            $8,374
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        7.03%                             6.84%

                 TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $12.23                            $11.63
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                 (0.02)                             0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                              (0.00)                            (0.02)
                                            ------                            ------
Total from investment
   operations                               $(0.02)                           $ 0.01
                                            ------                            ------
Net unit value, end of
   period                                   $12.21                            $11.64
                                            ======                            ======
Total Return *** :                           -0.20%                             0.08%

Supplemental Data:
Net assets, end of period
   (000's)                                  $4,152                            $3,189
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.75%                             0.79%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 11.02                            $  8.09
                                            =======                            =======
Income from investment
   operations:
Net investment income (loss)                   0.13                               0.18
Net realized and unrealized
   gain (loss) on investment
   transactions                                2.85                               2.03
                                            -------                            -------
Total from investment
   operations                               $  2.98                            $  2.21
                                            -------                            -------
Net unit value, end of
   period                                   $ 14.00                            $ 10.30
                                            =======                            =======
Total Return *** :                            27.04%                             27.37%

Supplemental Data:
Net assets, end of period
   (000's)                                  $26,635                            $11,485
Ratio to average net assets:
   Expenses **                                 0.95%                              0.65%
   Investment Income *                         2.00%                              2.69%

                        VANGUARD VIF SMALL COMPANY GROWTH
                                December 31, 2003
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                          (RVUL 2)
                               --------------------------------   -------------------------------
Net unit value, beginning
   of period                                $ 9.77                            $ 9.78
                                            ======                            ======
Income from investment
   operations:
Net investment income (loss)                 (0.11)                            (0.07)
Net realized and unrealized
   gain (loss) on investment                  3.99                              4.00
                                            ------                            ------
Total from investment
   operations                               $ 3.88                            $ 3.92
                                            ------                            ------
Net unit value, end of
   period                                   $13.65                            $13.70
                                            ======                            ======
Total Return *** :                           39.71%                            40.11%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  480                            $3,556
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        0.02%                             0.02%

                         ALGER AMERICAN GROWTH PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 16.78                            $  9.83
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.15)                             (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                              (5.49)                             (3.25)
                                           -------                            -------
Total from investment
   operations                              $ (5.64)                           $ (3.29)
                                           -------                            -------
Net asset value, end of
   period                                  $ 11.14                            $  6.54
                                           =======                            =======
Total Return *** :                          -33.59%                            -33.50%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   481                            $ 3,436
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.03%                              0.04%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 19.01                            $ 13.43
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.15)                             (1.32)
Net realized and unrealized
   gain (loss) on investment
   transactions                              (5.59)                             (2.71)
                                           -------                            -------
Total from investment
   operations                              $ (5.74)                           $ (4.03)
                                           -------                            -------
Net asset value, end of
   period                                  $ 13.27                            $  9.40
                                           =======                            =======
Total Return *** :                          -30.21%                            -30.00%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   499                            $   131
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.00%                              0.00%

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 10.27                            $  7.65
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.10)                             (4.02)
Net realized and unrealized
   gain (loss) on investment
   transactions                              (2.66)                              1.98
                                           -------                            -------
Total from investment
   operations                              $ (2.76)                           $ (2.04)
                                           -------                            -------
Net asset value, end of
   period                                  $  7.51                            $  5.61
                                           =======                            =======
Total Return *** :                          -26.82%                            -26.70%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   271                            $    21
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.00%                              0.00%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share of
capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 13.99                            $ 10.95
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                  0.03                               0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                              (2.51)                             (1.94)
                                           -------                            -------
Total from investment
   operations                              $ (2.48)                           $ (1.91)
                                           -------                            -------
Net asset value, end of
   period                                  $ 11.51                            $  9.04
                                           =======                            =======
Total Return *** :                          -17.73%                            -17.48%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   847                            $ 3,687
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        1.11%                              1.42%

                FIDELITY HIGH INCOME PORTFOLIO
                      December 31, 2002
                     Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                $ 7.86                            $  7.11
                                            ------                            -------
Income from investment
   operations:
Net investment income (loss)                  0.95                              22.04
Net realized and unrealized
   gain (loss) on investment
   transactions                              (0.75)                            (21.84)
                                            ------                            -------
Total from investment
   operations                               $ 0.20                            $  0.20
                                            ------                            -------
Net asset value, end of
   period                                   $ 8.06                            $  7.31
                                            ======                            =======
Total Return *** :                            2.60%                              2.78%

Supplemental Data:
Net assets, end of period
   (000's)                                  $   87                            $    57
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                       12.01%                             13.26%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                     April 30, 1998
                                           (RVUL 1)                          (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                $13.57                             $12.24
                                            ------                             ------
Income from investment
   operations:
Net investment income (loss)                  0.41                               0.32
Net realized and unrealized
   gain (loss) on investment
   transactions                               0.85                               0.86
                                            ------                             ------
Total from investment
   operations                               $ 1.26                             $ 1.18
                                            ------                             ------
Net asset value, end of
   period                                   $14.83                             $13.42
                                            ======                             ======
Total Return *** :                            9.30%                              9.62%

Supplemental Data:
Net assets, end of period
   (000's)                                  $3,527                             $    2
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        3.79%                              4.19%

                           GOLDMAN SACHS MID CAP VALUE
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                           May 1, 1998                     April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial date
   of investment                            $ --            (September 2002)   $ 9.32
                                            ====                               ------
Income from investment
   operations:
Net investment income (loss)                  --                                 0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                               --                                 0.21
                                            ----                               ------
Total from investment
   operations                               $ --                               $ 0.30
                                            ----                               ------
Net asset value, end of
   period                                   $ --                               $ 9.62
                                            ====                               ======
Total Return *** :                            --                                 3.25%

Supplemental Data:
Net assets, end of period
   (000's)                                  $ --                               $1,482
Ratio to average net assets:
   Expenses **                                --                                 0.65%
   Investment Income *                       ---                                 4.90%

================================================================================

                      JANUS ASPEN SERIES BALANCED PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                           May 1, 1998                     April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                $ 9.16                             $ 8.95
                                            ------                             ------
Income from investment
   operations:
Net investment income (loss)                  0.12                               0.16
Net realized and unrealized
   gain (loss) on investment
   transactions                              (0.79)                             (0.79)
                                            ------                             ------
Total from investment
   operations                               $(0.67)                            $(0.63)
                                            ------                             ------
Net asset value, end of
   period                                   $ 8.49                             $ 8.32
                                            ======                             ======
Total Return *** :                           -7.32%                             -7.05%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  111                             $  123
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        2.69%                              2.75%

                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                         May 1, 1998                        April 30, 1998
                                          (RVUL 1)                             (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 15.20                            $ 10.26
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.05)                              0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                              (3.93)                             (2.73)
                                           -------                            -------
Total from investment
   operations                              $(3.98)                            $ (2.67)
                                           -------                            -------
Net asset value, end of
   period                                  $ 11.22                            $  7.59
                                           =======                            =======
Total Return *** :                          -26.18%                            -25.98%

Supplemental Data:
Net assets, end of period
   (000's)                                 $ 1,956                            $   779
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.59%                              0.87%

================================================================================

                           MFS EMERGING GROWTH SERIES
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                         May 1, 1998                        April 30, 1998
                                          (RVUL 1)                             (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share of
capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 14.24                            $  9.04
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.13)                             (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                              (4.76)                             (3.04)
                                           -------                            -------
Total from investment
   operations                              $ (4.89)                           $ (3.09)
                                           -------                            -------
Net asset value, end of
   period                                  $  9.35                            $  5.95
                                           =======                            =======
Total Return *** :                          -34.31%                            -34.19%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   571                            $   337
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.00%                              0.00%

                             MFS TOTAL RETURN SERIES
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                         May 1, 1998                        April 30, 1998
                                          (RVUL 1)                             (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share of
capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                $14.91                            $11.29
                                            ------                            ------
Income from investment
   operations:
Net investment income (loss)                  0.09                              0.13
Net realized and unrealized
   gain (loss) on investment
   transactions                              (1.00)                            (0.79)
                                            ------                            ------
Total from investment
   operations                               $(0.91)                           $(0.66)
                                            ------                            ------
Net asset value, end of
   period                                   $14.00                            $10.63
                                            ======                            ======
Total Return *** :                           -6.10%                            -5.85%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  595                            $  279
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        1.57%                             2.07%

================================================================================

                     NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                         May 1, 1998                        April 30, 1998
                                          (RVUL 1)                             (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share of
capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment                      $  9.49       (January 2002)       $ 10.00
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                    --                              (0.11)
Net realized and unrealized
   gain (loss) on investment
   transactions                              (2.36)                             (2.15)
                                           -------                            -------
Total from investment
   operations                              $ (2.36)                           $ (2.26)
                                           -------                            -------
Net asset value, end of
   period                                  $  7.13                            $  7.74
                                           =======                            =======
Total Return *** :                          -24.87%                            -22.56%

Supplemental Data:
Net assets, end of period
   (000's)                                 $    --                            $     4
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                          --                               0.00%

                              OCC EQUITY PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 13.40                            $ 10.14
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.01)                              0.04
Net realized and unrealized
   gain (loss) on investment
   transactions                              (2.96)                             (2.26)
                                           -------                            -------
Total from investment
   operations                              $ (2.97)                           $ (2.22)
                                           -------                            -------
Net asset value, end of
   period                                  $ 10.43                            $  7.92
                                           =======                            =======
Total Return *** :                          -22.15%                            -21.92%

Supplemental Data:
Net assets, end of period
   (000's)                                 $   219                            $    14
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.86%                              1.13%

================================================================================

                              OCC MANAGED PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 13.26                            $ 11.09
                                           -------                            -------
Income from investment
   operations:
Net investment income (loss)                  0.18                               0.20
Net realized and unrealized
   gain (loss) on investment
   transactions                              (2.52)                             (2.12)
                                           -------                            -------
Total from investment
   operations                              $ (2.34)                           $ (1.92)
                                           -------                            -------
Net asset value, end of
   period                                  $ 10.92                            $  9.17
                                           =======                            =======
Total Return *** :                          -17.66%                            -17.31%

Supplemental Data:
Net assets, end of period
   (000's)                                 $    63                            $     2
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        2.20%                              2.62%

                             OCC SMALL CAP PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 16.13                            $ 15.50
                                           =======                            -------
Income from investment
   operations:
Net investment income (loss)                 (0.13)                             (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                              (3.48)                             (3.37)
                                           -------                            -------
Total from investment
   operations                              $ (3.61)                           $ (3.43)
                                           -------                            -------
Net asset value, end of
   period                                  $ 12.52                            $ 12.07
                                           =======                            =======
Total Return *** :                          -22.38%                            -22.13%

Supplemental Data:
Net assets, end of period
   (000's)                                 $ 1,098                            $   131
Ratio to average net assets:
   Expenses **                                0.95%                              0.65%
   Investment Income *                        0.07%                              0.07%

================================================================================

                    PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                      April 30, 1998
                                           (RVUL 1)                           (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial date
   of investment
   (August 2002)                            $10.02        (October 2002)      $10.17
                                            ======                            ------
Income from investment
   operations:
Net investment income (loss)                  0.19                              0.15
Net realized and unrealized
   gain (loss) on investment
   transactions                               0.33                              0.63
                                            ------                            ------
Total from investment
   operations                               $ 0.52                            $ 0.78
                                            ------                            ------
Net asset value, end of
   period                                   $10.54                            $10.95
                                            ======                            ======
Total Return *** :                            5.23%                             7.72%

Supplemental Data:
Net assets, end of period
   (000's)                                  $  299                            $4,784
Ratio to average net assets:
   Expenses **                                0.95%                             0.65%
   Investment Income *                        7.08%                             6.90%

                      SCUDDER VIT EAFE(R)EQUITY INDEX FUND
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold   Contracts considered sold
                                   before May 1, 1998         after April 30, 1998
                                        (RVUL 1)                    (RVUL 2)
                               -------------------------   -------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  7.93                     $  6.84
                                        -------                     -------
Income from investment
   operations:
Net investment income (loss)               0.02                        0.27
Net realized and unrealized
   gain (loss) on investment
   transactions                           (1.79)                      (1.79)
                                        -------                     -------
Total from investment
   operations                           $ (1.77)                    $ (1.52)
                                        -------                     -------
Net asset value, end of
   period                               $  6.16                     $  5.32
                                        =======                     =======
Total Return *** :                       -22.34%                     -22.25%

Supplemental Data:
Net assets, end of period
   (000's)                              $    25                     $     2
Ratio to average net assets:
   Expenses **                             0.95%                       0.65%
   Investment Income *                     1.27%                       1.47%

===============================================================================

                        SCUDDER VIT SMALL CAP INDEX FUND
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold   Contracts considered sold
                                   before May 1, 1998         after April 30, 1998
                                        (RVUL 1)                    (RVUL 2)
                               -------------------------   -------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 12.14                     $ 11.40
                                        -------                     -------
Income from investment
   operations:
Net investment income (loss)               0.04                        0.02
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.63)                      (2.43)
                                        -------                     -------
Total from investment
   operations                           $ (2.59)                    $ (2.41)
                                        -------                     -------
Net asset value, end of
   period                               $  9.55                     $  8.99
                                        =======                     =======

Total Return *** :                       -21.33%                     -21.18%

Supplemental Data:
Net assets, end of period
   (000's)                              $    58                     $   198
Ratio to average net assets:
   Expenses **                             0.95%                       0.65%
   Investment Income *                     1.17%                       1.25%

                     TEMPLETON INTERNATIONAL FUND - CLASS 1
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold   Contracts considered sold
                                   before May 1, 1998         after April 30, 1998
                                        (RVUL 1)                    (RVUL 2)
                               -------------------------   -------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 11.72                     $  9.59
                                        -------                     -------
Income from investment
   operations:
Net investment income (loss)               0.04                        0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.29)                      (1.85)
                                        -------                     -------
Total from investment
   operations                           $ (2.25)                    $ (1.82)
                                        -------                     -------
Net asset value, end of
   period                               $  9.47                     $  7.77
                                        =======                     =======

Total Return *** :                       -19.20%                     -18.93%

Supplemental Data:
Net assets, end of period
   (000's)                                $ 620                     $ 1,733
Ratio to average net assets:
   Expenses **                             0.95%                       0.65%
   Investment Income *                     1.25%                       1.53%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS CORE PLUS BOND FUND
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold   Contracts considered sold
                                   before May 1, 1998         after April 30, 1998
                                        (RVUL 1)                    (RVUL 2)
                               -------------------------   -------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                             $11.53                      $11.76
                                         ------                      ------
Income from investment
   operations:
Net investment income (loss)               0.43                        0.39
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.45                        0.55
                                         ------                      ------
Total from investment
   operations                            $ 0.88                      $ 0.94
                                         ------                      ------
Net asset value, end of
   period                                $12.41                      $12.70
                                         ======                      ======
Total Return *** :                         7.64%                       7.96%

Supplemental Data:
Net assets, end of period
   (000's)                               $ 4,938                     $5,901
Ratio to average net assets:
   Expenses **                             0.95%                       0.65%
   Investment Income *                     4.96%                       4.85%

                 TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                         May 1, 1998                        April 30, 1998
                                           (RVUL 1)                            (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                $12.17                              $11.54
                                            ------                              ------
Income from investment
   operations:
Net investment income (loss)                  0.05                                0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                               0.01                                0.00
                                            ------                              ------
Total from investment
   operations                               $ 0.06                              $ 0.09
                                            ------                              ------

Net asset value, end of
   period                                   $12.23                              $11.63
                                            ======                              ======
Total Return *** :                            0.53%                               0.75%

Supplemental Data:
Net assets, end of period
   (000's)                                  $9,286                              $1,740
Ratio to average net assets:
   Expenses **                                0.95%                               0.65%
   Investment Income *                        1.39%                               1.46%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                December 31, 2002
                              Financial Highlights

                               Contracts considered sold before   Contracts considered sold after
                                          May 1, 1998                       April 30, 1998
                                           (RVUL 1)                            (RVUL 2)
                               --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                               $ 14.35                             $ 10.50
                                           =======                             =======
Income from investment
   operations:
Net investment income (loss)                  0.06                                0.12
Net realized and unrealized
   gain (loss) on investment
   transactions                              (3.39)                              (2.53)
                                           -------                             -------
Total from investment
   operations                              $ (3.33)                            $ (2.41)
                                           -------                             -------

Net asset value, end of
   period                                  $ 11.02                             $  8.09
                                           =======                             =======
Total Return *** :                          -23.17%                             -22.91%

Supplemental Data:
Net assets, end of period
   (000's)                                 $20,776                             $ 6,839
Ratio to average net assets:
   Expenses **                                0.95%                               0.65%
   Investment Income *                        1.42%                               1.94%

                        VANGUARD VIF SMALL COMPANY GROWTH
                                December 31, 2002
                              Financial Highlights

                                          Contracts considered sold before   Contracts considered sold after
                                                    May 1, 1998                        April 30, 1998
                                                      (RVUL 1)                            (RVUL 2)
                                          --------------------------------   -------------------------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning of
   period or initial date of investment
   (September 2002)                                    $ 9.28       (September 2002)      $ 9.29
                                                       ======                             ------
Income from investment
   operations:
Net investment income (loss)                            (0.03)                             (0.01)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          0.52                               0.50
                                                       ------                             ------
Total from investment
   operations                                          $ 0.49                             $ 0.49
                                                       ------                             ------
Net asset value, end of
   period                                              $ 9.77                             $ 9.78
                                                       ======                             ======
Total Return *** :                                       5.31%                              5.28%

Supplemental Data:
Net assets, end of period
   (000's)                                             $   11                             $1,587
Ratio to average net assets:
   Expenses **                                           0.95%                              0.65%
   Investment Income *                                   0.00%                              0.00%

This report may be distributed only to current contract holders or to persons who have received a current Corporate Variable Universal Life or Corporate Variable Universal Life II Prospectus.


[LOGO] Cigna(R) Corporate Insurance Department H14A
                Hartford, CT 06104

                                                                  (C) 2005 CIGNA
                                                                   580746 2/2005